UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Balanced Series

September 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 53.00%
Consumer Discretionary – 5.45%
Gap	17,600	$312,928
Limited Brands	20,800	360,256
Mattel	21,100	380,644
		1,053,828
Consumer Staples – 9.63%
Archer-Daniels-Midland	14,200	311,122
Heinz (H.J.)	7,700	384,307
Kimberly-Clark	6,600	427,944
Kraft Foods Class A	12,500	409,375
Safeway	13,800	327,336
		1,860,084
Energy – 4.93%
Chevron	4,100	338,168
ConocoPhillips	4,100	300,325
Marathon Oil	7,900	314,973
		953,466
Financials – 4.69%
Allstate	8,000	368,960
Discover Financial Services	22,250	307,495
Hartford Financial Services Group	5,600	229,544
		905,999
Health Care – 10.62%
Bristol-Myers Squibb	19,400	404,490
Johnson & Johnson	5,200	360,256
Merck	10,300	325,068
Pfizer	21,300	392,772
Quest Diagnostics	5,800	299,686
Wyeth	7,300	269,662
		2,051,934
Industrials – 3.51%
Donnelley (R.R.) & Sons	13,000	318,890
Waste Management	11,400	358,986
		677,876
Information Technology – 6.83%
Intel	17,100	320,283
International Business Machines	2,700	315,792
Motorola	44,500	317,730
Xerox	31,800	366,654
		1,320,459
Materials – 1.79%
duPont (E.I.) deNemours	8,600	346,580
		346,580
Telecommunications – 3.25%
AT&T	10,200	284,784
Verizon Communications	10,700	343,363
		628,147

Utilities – 2.30%
Progress Energy	10,300	444,239
		444,239
Total Common Stock (cost $11,270,844)		10,242,612

Preferred Stock – 0.21%
•JPMorgan Chase 7.90%	25,000	21,104
•PNC Bank 8.25%	20,000	18,744
Total Preferred Stock (cost $44,676)		39,848

	Principal
	Amount
	(U.S. $)
Agency Asset-Backed Securities – 0.01%
•Fannie Mae Whole Loan Series 2002-W11 AV1 3.547% 11/25/32	$1,535	1,454
Total Agency Asset-Backed Securities (cost $1,536)		1,454

Agency Collateralized Mortgage Obligations – 3.39%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	14,733	15,406
Series 2003-122 AJ 4.50% 2/25/28	13,770	13,687
Series 2005-67 EY 5.50% 8/25/25	15,000	14,081
•Series 2006-M2 A2F 5.259% 5/25/20	60,000	58,910
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	12,286	13,408
Fannie Mae Whole Loan Series
Series 2004-W9 2A1 6.50% 2/25/44	21,553	22,600
Series 2004-W11 1A2 6.50% 5/25/44	21,948	23,235
Freddie Mac
Series 1730 Z 7.00% 5/15/24	12,642	13,321
Series 2326 ZQ 6.50% 6/15/31	58,770	61,504
Series 2557 WE 5.00% 1/15/18	25,000	24,651
Series 2662 MA 4.50% 10/15/31	26,833	26,751
Series 2694 QG 4.50% 1/15/29	30,000	30,005
Series 2872 GC 5.00% 11/15/29	40,000	39,972
Series 3005 ED 5.00% 7/15/25	40,000	37,659
Series 3022 MB 5.00% 12/15/28	30,000	30,234
Series 3063 PC 5.00% 2/15/29	60,000	60,529
Series 3113 QA 5.00% 11/15/25	27,137	27,321
Series 3173 PE 6.00% 4/15/35	95,000	96,244
Series 3337 PB 5.50% 7/15/30	20,000	20,152
wFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	24,204	25,418
Total Agency Collateralized Mortgage Obligations (cost $653,646)		655,088

Agency Mortgage-Backed Securities – 10.42%
Fannie Mae 6.50% 8/1/17	16,248	16,839
•Fannie Mae ARM
5.134% 11/1/35	13,484	13,666
5.191% 3/1/38	31,113	31,411
5.397% 4/1/36	18,853	19,133
5.955% 8/1/37	44,895	45,254
Fannie Mae Relocation 30 yr 5.00% 11/1/34	30,418	29,866
Fannie Mae S.F. 15 yr
4.50% 6/1/23	68,598	66,903
5.00% 5/1/21	36,787	36,793
5.50% 4/1/23	39,053	39,401
6.00% 8/1/22	51,324	52,343

Fannie Mae S.F. 15 yr TBA 4.50% 10/1/22	250,000	243,593
Fannie Mae S.F. 30 yr
5.00% 12/1/36	24,866	24,268
5.00% 12/1/37	14,660	14,295
5.00% 1/1/38	24,019	23,422
5.00% 2/1/38	9,559	9,321
5.50% 3/1/29	58,048	58,321
5.50% 4/1/29	64,635	64,939
5.50% 9/1/36	31,419	31,395
5.50% 8/1/37	131,028	130,777
6.50% 2/1/37	80,067	82,191
6.50% 11/1/37	50,976	52,326
7.50% 6/1/31	18,475	19,958
9.50% 6/1/19	1,222	1,302
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/38	85,000	82,822
5.50% 10/25/38	215,000	214,395
6.00% 10/1/38	115,000	116,473
•Freddie Mac ARM
5.517% 8/1/36	24,681	25,087
5.678% 7/1/36	17,831	18,223
5.821% 10/1/36	36,823	37,754
6.846% 4/1/34	5,908	5,984
Freddie Mac S.F. 15 yr
4.00% 2/1/14	37,094	36,636
5.00% 6/1/18	15,039	15,098
Freddie Mac S.F. 30 yr
5.50% 10/1/36	44,411	44,217
6.00% 6/1/37	30,033	30,431
7.00% 11/1/33	10,436	10,971
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/38	235,000	228,905
5.50% 10/1/38	35,000	34,814
GNMA S.F. 30 yr 7.50% 1/15/32	4,354	4,693
Total Agency Mortgage-Backed Securities (cost $2,025,099)		2,014,220

Agency Obligations – 2.88%
Fannie Mae
3.625% 2/12/13	50,000	49,544
^5.329% 10/9/19	30,000	15,058
Federal Home Loan Banks
3.625% 10/18/13	20,000	19,474
*4.00% 9/6/13	310,000	307,587
Freddie Mac 3.125% 10/25/10	15,000	15,008
^Resolution Funding Interest Strip 5.24% 10/15/25	275,000	121,043
Tennessee Valley Authority 4.875% 1/15/48	30,000	28,745
Total Agency Obligations (cost $552,758)		556,459

Commercial Mortgage-Backed Securities – 2.88%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.318% 6/10/39	30,000	28,644
•Series 2005-6 AM 5.18% 9/10/47	15,000	12,662
Series 2006-4 A4 5.634% 7/10/46	10,000	8,901
•Series 2007-3 A4 5.658% 6/10/49	20,000	16,997
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	40,000	40,133
Series 2007-T28 A4 5.742% 9/11/42	30,000	25,697

wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	26,529	26,619
Series 2006-C7 A2 5.69% 6/10/46	25,000	24,260
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	15,000	13,944
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,201
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	10,000	10,009
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,763
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	25,000	23,553
JPMorgan Chase Commercial Mortgage Securities Series 2002-C1 A3 5.376% 7/12/37	35,000	33,693
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	1,965	1,961
Series 2002-C1 A4 6.462% 3/15/31	55,000	55,250
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.657% 5/12/39	35,000	32,547
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	38,671	36,716
Morgan Stanley Capital I Series 2007-IQ14 A4 5.692% 4/15/49	25,000	21,236
#Tower 14A
Series 2006-1 B 5.588% 2/15/36	25,000	24,588
Series 2006-1 C 5.707% 2/15/36	25,000	23,238
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	15,000	14,337
Series 2006-C28 A2 5.50% 10/15/48	40,000	38,256
Total Commercial Mortgage-Backed Securities (cost $596,420)		557,205

Convertible Bond – 0.06%
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24	12,000	11,728
Total Convertible Bond (cost $12,840)		11,728

Corporate Bonds – 9.68%
Banking – 1.53%
Bank of America
5.125% 11/15/14	5,000	4,503
•8.00% 12/29/49	5,000	3,965
Bank of New York Mellon 5.125% 8/27/13	60,000	57,262
BB&T
4.90% 6/30/17	10,000	7,807
5.25% 11/1/19	25,000	19,093
Citigroup 6.50% 8/19/13	50,000	44,483
JPMorgan Chase
6.00% 1/15/18	10,000	9,134
6.40% 5/15/38	5,000	4,336
JPMorgan Chase Capital XXV 6.80% 10/1/37	23,000	17,678
PNC Funding 5.625% 2/1/17	23,000	20,407
@∏•Popular North America 3.191% 4/6/09	25,000	24,901
U.S. Bank North America 4.80% 4/15/15	15,000	14,598
•USB Capital IX 6.189% 4/15/49	30,000	14,707
Wells Fargo 5.625% 12/11/17	10,000	9,206
•Wells Fargo Capital XIII 7.70% 12/29/49	50,000	43,640
		295,720
Basic Industry – 0.45%
#ArcelorMittal 144A 6.125% 6/1/18	30,000	26,630
duPont (E.I.) deNemours 6.00% 7/15/18	20,000	19,558
Georgia-Pacific 8.875% 5/15/31	1,000	875
Lubrizol 4.625% 10/1/09	30,000	29,864
Potlatch 13.00% 12/1/09	5,000	5,419
Rio Tinto Finance USA 6.50% 7/15/18	5,000	4,736
		87,082
Brokerage – 0.57%
AMVESCAP 4.50% 12/15/09	55,000	52,766
Goldman Sachs Group
5.95% 1/18/18	10,000	8,264
6.15% 4/1/18	25,000	20,823
6.75% 10/1/37	8,000	5,354

Jefferies Group 6.45% 6/8/27	20,000	14,744
Lazard Group 6.85% 6/15/17	10,000	8,295
‡Lehman Brothers Holding 6.875% 7/17/37	13,000	65
		110,311
Capital Goods – 0.13%
Graphic Packaging International 8.50% 8/15/11	1,000	955
*Tyco Electronics Group 5.95% 1/15/14	25,000	24,619
		25,574
Communications – 1.89%
AT&T 5.60% 5/15/18	22,000	19,726
AT&T Wireless 8.125% 5/1/12	50,000	53,370
Citizens Communications 7.125% 3/15/19	1,000	800
Comcast
•3.088% 7/14/09	15,000	14,680
5.875% 2/15/18	20,000	17,864
6.30% 11/15/17	20,000	18,421
France Telecom 7.75% 3/1/11	9,000	9,451
Hughes Network Systems/Finance 9.50% 4/15/14	2,000	1,950
Rogers Communications 6.80% 8/15/18	50,000	47,384
Sprint Capital 8.375% 3/15/12	1,000	901
Telecom Italia Capital
4.00% 1/15/10	30,000	29,139
7.721% 6/4/38	10,000	8,309
THOMSON
5.95% 7/15/13	15,000	14,998
6.50% 7/15/18	20,000	19,161
Time Warner Cable 7.30% 7/1/38	15,000	13,381
Verizon Communications
5.55% 2/15/16	35,000	32,304
6.10% 4/15/18	5,000	4,625
6.40% 2/15/38	15,000	12,556
•Viacom 3.169% 6/16/09	10,000	9,893
#Vivendi 144A 6.625% 4/4/18	34,000	32,784
Vodafone Group 5.00% 9/15/15	5,000	4,407
		366,104
Consumer Cyclical – 0.45%
CVS Caremark
4.875% 9/15/14	20,000	18,733
5.75% 6/1/17	15,000	14,041
•DaimlerChrysler North America 3.241% 8/3/09	30,000	29,872
*General Motors 8.375% 7/15/33	1,000	405
*Tenneco 8.625% 11/15/14	1,000	800
Wal-Mart Stores
6.20% 4/15/38	20,000	18,302
6.50% 8/15/37	5,000	4,706
		86,859
Consumer Non-Cyclical – 1.65%
Aramark 8.50% 2/1/15	2,000	1,890
AstraZeneca 5.90% 9/15/17	15,000	14,795
#Bausch & Lomb 144A 9.875% 11/1/15	1,000	953
Covidien International Finance
6.00% 10/15/17	10,000	9,897
6.55% 10/15/37	10,000	9,644
Delhaize America 9.00% 4/15/31	14,000	14,733
Diageo Capital 5.75% 10/23/17	23,000	22,109
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	40,000	38,677
GlaxoSmithKline Capital
4.375% 4/15/14	5,000	4,749
5.65% 5/15/18	30,000	28,534
HCA PIK 9.625% 11/15/16	2,000	1,905
Jarden 7.50% 5/1/17	1,000	838

Kraft Foods
4.125% 11/12/09	15,000	14,893
6.125% 2/1/18	40,000	37,536
Quest Diagnostic 5.45% 11/1/15	25,000	23,732
UnitedHealth Group 5.50% 11/15/12	30,000	28,705
Wyeth 5.50% 2/1/14	65,000	64,506
		318,096
Electric – 0.69%
AES 7.75% 3/1/14	1,000	935
Baltimore Gas & Electric 6.125% 7/1/13	10,000	9,887
Columbus Southern Power 6.05% 5/1/18	10,000	9,377
Commonwealth Edison 6.15% 9/15/17	15,000	14,210
Detroit Edison 5.60% 6/15/18	10,000	9,325
Dominion Resource 6.40% 6/15/18	5,000	4,791
Duke Energy Indiana 6.35% 8/15/38	15,000	13,920
Florida Power 6.40% 6/15/38	20,000	18,999
Illinois Power 6.125% 11/15/17	10,000	9,195
Orion Power Holdings 12.00% 5/1/10	1,000	975
PECO Energy 5.35% 3/1/18	10,000	9,101
#Power Contract Financing 144A 6.256% 2/1/10	6,860	6,951
Public Service Colorado 6.50% 8/1/38	5,000	4,764
South Carolina Electric & Gas 6.50% 11/1/18	10,000	10,076
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	1,000	908
Union Electric 6.70% 2/1/19	5,000	4,837
#West Penn Power 144A 5.95% 12/15/17	5,000	4,648
		132,899
Energy – 0.71%
Apache 6.90% 9/15/18	20,000	20,064
CenterPoint Energy Resource 6.00% 5/15/18	2,000	1,753
Enbridge Energy Partners 6.50% 4/15/18	15,000	13,866
Massey Energy 6.875% 12/15/13	1,000	910
Petro-Canada 6.05% 5/15/18	20,000	17,489
#Plains All American Pipeline 144A 6.50% 5/1/18	20,000	18,073
Suncor Energy 6.50% 6/15/38	5,000	4,191
TransCanada Pipelines 7.25% 8/15/38	20,000	19,282
Weatherford International
6.00% 3/15/18	10,000	8,994
6.35% 6/15/17	5,000	4,635
Whiting Petroleum 7.25% 5/1/13	1,000	933
XTO Energy
5.50% 6/15/18	10,000	8,855
6.75% 8/1/37	20,000	17,799
		136,844
Finance Companies – 0.56%
Capmark Financial Group 6.30% 5/10/17	12,000	4,721
Caterpillar Financial Services 7.05% 10/1/18	15,000	15,005
General Electric Capital 5.625% 5/1/18	40,000	33,870
•Hartford Financial Services Group 8.125% 6/15/38	30,000	25,592
International Lease Finance
5.35% 3/1/12	15,000	11,112
5.875% 5/1/13	10,000	6,332
6.625% 11/15/13	20,000	12,272
		108,904
Insurance – 0.68%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18	15,000	14,558
MetLife
6.40% 12/15/36	20,000	12,498
6.817% 8/15/18	20,000	18,957
∏@Montpelier Re Holdings 6.125% 8/15/13	5,000	4,954
UnitedHealth Group 5.80% 3/15/36	30,000	22,827
Unitrin 6.00% 5/15/17	25,000	21,027
WellPoint
5.00% 1/15/11	20,000	19,895
5.00% 12/15/14	18,000	16,474
		131,190

Natural Gas – 0.17%
Inergy Finance 6.875% 12/15/14	1,000	880
Kinder Morgan Energy Partners 6.95% 1/15/38	10,000	8,594
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	24,232
		33,706
Real Estate – 0.10%
Host Hotels & Resorts 7.125% 11/1/13	1,000	895
Regency Centers 5.875% 6/15/17	20,000	17,721
		18,616
Technology – 0.06%
SunGard Data Systems 10.25% 8/15/15	2,000	1,745
Xerox 5.50% 5/15/12	10,000	9,542
		11,287
Transportation – 0.04%
Burlington North Santa Fe 5.75% 3/15/18	8,000	7,687
		7,687
Total Corporate Bonds (cost $2,032,134)		1,870,879

Foreign Agency – 0.08%
Republic of Korea – 0.08%
Korea Development Bank 5.30% 1/17/13	15,000	14,913
Total Foreign Agency (cost $15,093)		14,913

Municipal Bonds – 1.53%
California State 5.00% 2/1/33	20,000	18,439
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	20,000	18,561
Massachusetts Bay Transportation Authority 5.00% 7/1/19	5,000	5,151
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	40,000	35,124
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	35,000	34,112
North Texas Tollway Authority Refunding Series A
5.50% 1/1/18	5,000	5,142
6.00% 1/1/19	5,000	5,231
6.00% 1/1/20	10,000	10,292
Oregon State Taxable Pension 5.892% 6/1/27	35,000	35,973
Portland, Oregon Sewer System Revenue First Lien Series A 5.00% 6/15/18	25,000	26,139
Texas Transportation Community Mobility 5.00% 4/1/19	15,000	15,446
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	20,000	20,670
5.00% 11/15/19	20,000	20,360
University of Texas Financing Authority Refunding 5.25% 8/15/18	5,000	5,310
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	15,000	14,205
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	30,000	26,525
Total Municipal Bonds (cost $314,415)		296,680

Non-Agency Asset-Backed Securities – 4.29%
•Bank of America Credit Card Trust
Series 2008-A5 A5 3.69% 12/16/13	35,000	34,378
Series 2008-A7 A7 3.19% 12/15/14	10,000	9,194
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	25,000	24,691
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	25,000	21,946
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	10,000	9,952
Series 2008-A A3 4.94% 4/25/14	20,000	19,411
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 2.78% 7/12/12	300,000	291,723
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	30,000	29,886
Series 2008-A3 4.12% 5/15/12	5,000	4,808
Series 2008-A A4A 4.93% 8/15/14	10,000	9,385
Series 2008-B A3A 4.78% 7/16/12	10,000	9,783

Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	15,000	14,688
Discover Card Master Trust 5.65% 12/15/15	60,000	57,153
#•Golden Credit Card Trust Series 2008-3 A 144A 3.49% 7/15/17	100,000	95,511
Harley-Davidson Motorcycle Trust Series 2005-2 A2 4.07% 2/15/12	15,719	15,638
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	10,000	9,996
Series 2008-A A3 4.93% 12/17/12	15,000	14,826
John Deere Owner Trust 2008-A A3 4.18% 6/15/12	15,000	14,687
@#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	16,278	14,406
•MBNA Credit Card Master Note Trust Series 2005-A4 2.53% 11/15/12	10,000	9,742
∏@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.367% 3/25/37	25,000	19,573
Mid-State Trust
Series 11 A1 4.864% 7/15/38	16,216	14,848
Series 2004-1 A 6.005% 8/15/37	8,271	7,559
#Series 2006-1 A 144A 5.787% 10/15/40	19,291	18,418
∏@Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	25,000	21,472
∏@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	25,319	20,457
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	15,000	14,662
Total Non-Agency Asset-Backed Securities (cost $868,995)		828,793

Non-Agency Collateralized Mortgage Obligations – 8.19%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.415% 1/25/36	31,747	26,847
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	34,531	25,588
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	51,135	41,515
Series 2004-2 1A1 6.00% 3/25/34	30,133	24,464
Series 2005-3 2A1 5.50% 4/25/20	29,459	26,743
Series 2005-5 2CB1 6.00% 6/25/35	32,899	26,710
Series 2005-9 5A1 5.50% 10/25/20	18,739	17,011
@∏•Bank of America Funding Securities Series 2006-F 1A2 5.176% 7/20/36	35,422	24,114
Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33	139	138
Series 2005-9 2A1 4.75% 10/25/20	33,080	30,196
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	62,256	58,696
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	14,540	12,531
Series 2004-J7 1A2 4.673% 8/25/34	2,097	2,059
∏@•Series 2005-63 3A1 5.891% 11/25/35	41,071	29,444
Series 2006-2CB A3 5.50% 3/25/36	26,996	24,614
wCountrywide Home Loan Mortgage Pass Through Trust
@∏•Series 2004-12 1M 4.725% 8/25/34	24,513	14,685
Series 2005-23 A1 5.50% 11/25/35	19,795	17,760
Series 2006-1 A2 6.00% 3/25/36	32,714	28,196
Series 2006-17 A5 6.00% 12/25/36	18,056	17,393
∏@Series 2006-HYB3 3A1A 6.094% 5/20/36	39,514	33,932
∏@•Series 2006-HYB4 1A2 5.596% 6/20/36	24,518	11,382
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	8,981	7,328
Series 2004-1 3A1 7.00% 2/25/34	6,061	5,430
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	13,907	13,947
•Series 2004-AR5 4A1 5.70% 10/25/34	29,416	25,144
•Series 2007-AR2 1A1 5.848% 8/25/37	16,775	13,118
•Series 2007-AR3 2A2 6.292% 11/25/37	51,487	43,106
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35	35,207	29,425
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	23,640	23,179
Series 2005-RP1 1A3 8.00% 1/25/35	17,995	17,993
Series 2005-RP1 1A4 8.50% 1/25/35	9,988	10,144
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	35,445	27,004

•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	36,166	31,586
Series 2005-A4 1A1 5.397% 7/25/35	42,021	36,506
Series 2005-A6 1A2 5.14% 9/25/35	60,000	49,033
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	25,987	23,971
Series 2006-1 3A3 5.50% 2/25/36	35,205	32,329
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.492% 12/25/33	7,142	7,169
∏@Series 2005-1 B1 5.464% 3/25/35	36,827	21,913
Series 2005-6 7A1 5.335% 6/25/35	24,310	20,629
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	4,939	5,137
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	27,688	28,327
Series 2005-2 1A4 8.00% 5/25/35	12,845	13,209
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	19,362	13,075
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	13,306	12,134
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	3,801	3,899
Series 2004-SL4 A3 6.50% 7/25/32	18,221	15,949
Series 2005-SL1 A2 6.00% 5/25/32	19,737	19,114
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.035% 9/25/36	37,169	31,034
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	31,403	26,209
•∏@Series 2006-5 5A4 5.519% 6/25/36	25,127	14,480
Structured Asset Securities
•Series 2002-22H 1A 6.936% 11/25/32	8,310	7,350
Series 2004-12H 1A 6.00% 5/25/34	28,683	25,868
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	43,919	38,992
Series 2006-5 2CB3 6.00% 7/25/36	36,974	34,528
•wWashington Mutual Mortgage Pass Through Certificates
∏@Series 2006-AR8 2A3 6.128% 8/25/36	15,291	9,988
Series 2006-AR10 1A1 5.931% 9/25/36	33,132	25,715
Series 2006-AR14 1A4 5.647% 11/25/36	24,027	18,541
Series 2007-HY3 4A1 5.348% 3/25/37	69,711	58,435
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.172% 9/25/34	8,370	7,329
Series 2005-11 1A3 5.50% 11/25/35	83,540	70,775
Series 2006-7 2A1 6.00% 6/25/36	73,183	59,416
•Series 2006-AR6 7A1 5.112% 3/25/36	69,136	57,300
•Series 2006-AR10 5A1 5.594% 7/25/36	32,777	26,289
Series 2007-13 A7 6.00% 9/25/37	32,083	27,330
Total Non-Agency Collateralized Mortgage Obligations (cost $1,893,504)		1,583,395

U.S. Treasury Obligations – 1.24%
U.S. Treasury Bonds 4.375% 2/15/38	20,000	20,261
¥U.S. Treasury Inflation Index Notes 3.875% 1/15/09	26,820	26,755
U.S. Treasury Notes
2.00% 9/30/10	35,000	35,022
¥*4.00% 8/15/18	156,000	158,267
Total U.S. Treasury Obligations (cost $238,238)		240,305

≠Discount Note – 0.44%
Federal Home Loan Bank 0.10% 10/1/08	85,691	85,691
Total Discount Note (cost $85,691)		85,691

Repurchase Agreement** – 6.35%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $1,226,316
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $1,251,565)	1,226,311	1,226,311
Total Repurchase Agreement (cost $1,226,311)		1,226,311

Total Value of Securities Before Securities Lending Collateral – 104.65%
(cost $21,832,200)		20,225,581

	Number of
	Shares
Securities Lending Collateral*** – 2.11%
Investment Companies
Mellon GSL DBT II Collateral Fund	407,291	407,291
Total Securities Lending Collateral (cost $407,291)		407,291

Total Value of Securities – 106.76%
(cost $22,239,491)		20,632,872 ©
Obligation to Return Securities Lending Collateral*** – (2.11%)		(407,291)
Liabilities Net of Receivables and Other Assets (See Notes) – (4.65%)		(899,248)
Net Assets Applicable to 1,602,922 Shares Outstanding – 100.00%		$19,326,333

‡Non income producing security. Security is currently in default.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $414,556 of securities loaned.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $528,380, which represented 2.73% of the Series’ net assets. See Note 7 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of restricted securities was $251,295 or 1.30% of the Series' net assets. Further details on these holdings appear below and in Note 7 in “Notes.”

Investment	Date of Acquisition	Cost	Value
Bank of America Funding Securities Series 2006-F 1A2 5.176% 7/20/36	7/21/06	$34,658	$24,114
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.891% 11/25/35	9/28/05	41,546	29,444
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12 1M 4.725% 8/25/34	7/25/06	23,940	14,685
Series 2006-HYB3 3A1A 6.094% 5/20/36	3/29/06	39,771	33,932
Series 2006-HYB4 1A2 5.596% 6/20/36	6/27/06	24,365	11,382
MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 5.464% 3/25/35	11/28/06	36,495	21,913
Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.367% 3/25/37	4/12/06	25,000	19,573
Montpelier Re Holdings 6.125% 8/15/13	10/5/06	4,860	4,954
Popular North America 3.191% 4/6/09	4/3/06	25,000	24,901
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/07	25,000	21,472
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5 5A4 5.519% 6/25/36	10/3/06	24,782	14,480
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/7/04	23,879	20,457
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 2A3 6.128% 8/25/36	7/5/06	15,175	9,988
Total			$251,295

@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $265,701, which represented 1.37% of the Series’ net assets. See Note 7 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
S.F. – Single Family
TBA – To be announced
yr – Year

The following financial futures contracts and swap contracts were outstanding at September 30, 2008:

Financial Futures Contracts[1]
Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
10 U.S. Treasury 5 year Notes	$1,120,554	$1,122,344	12/31/08	$1,790
	$1,120,554			$1,790

Swap Contracts[2]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$25,000	1.71%	9/20/13	$(188)
Goldman Sachs
Kraft Foods 10 yr CDS	40,000	0.77%	12/20/17	660
JPMorgan Chase Bank
Embarq 6 yr CDS	5,000	2.60%	9/20/14	224
Embarq 7 yr CDS	10,000	0.77%	9/20/14	1,298
	$80,000			$1,994

The use of financial futures contracts and swaps contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Balanced Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$22,247,224
Aggregate unrealized appreciation	630,049
Aggregate unrealized depreciation	(2,244,401)
Net unrealized depreciation	$(1,614,352)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $17,689,162 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $7,639,801 expires in 2009; $9,576,012 expires in 2010; and $473,349 expires in 2011.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Securities	Derivatives
Level 1	$12,116,519	$-
Level 2	8,333,627	3,784
Level 3	182,726	-
Total	$20,632,872	$3,784

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$232,413
Net realized gain (loss)	(4,138)
Net change in unrealized
Appreciation/depreciation	3,103
Net purchases, sales, and settlements	74,080
Net transfers in and/or out of Level 3	(122,732)
Balance as of 9/30/08	$182,726

Net change in unrealized
Appreciation/depreciation from
investments still held as of 9/30/08	$(468)

3. Financial Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Written Options
During the period ended September 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended September 30, 2008 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$-
Options written	63	39,756
Options expired	(19)	(11,418)
Options terminated in closing purchase transactions	(44)	(28,338)
Options outstanding at September 30, 2008	-	$-

5. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2008, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

6. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Series, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $414,556, for which the Series received collateral, comprised of non-cash collateral valued at $9,863, and cash collateral of $407,291. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

7. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Event
On September 15, 2008, Lehman Brothers Holdings Inc. (Lehman) filed a voluntary petition for bankruptcy relief under chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York. Subsequently, several Lehman affiliates, including Lehman Brothers Special Financing Inc. on October 3, 2008, filed for similar relief in the same court. On October 11, 2008, Lehman and its affiliates filed a motion, which was approved on October 16, 2008, requesting joint administration of these chapter 11 cases in the United States Bankruptcy Court for the Southern District of New York.

The Series intends to file a proof of claims against the entities listed above. As of the date of this N-Q, the total value of the claims expected to be filed by the Series is approximately $33,082.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Capital Reserves Series

September 30, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.03%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$29,079	$25,763
Total Agency Asset-Backed Securities (cost $28,844)		25,763

Agency Collateralized Mortgage Obligations – 1.07%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	18,987	20,722
Fannie Mae Series 2005-67 EY 5.50% 8/25/25	40,000	37,548
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	44,764	46,938
Freddie Mac
Series 2326 ZQ 6.50% 6/15/31	94,936	99,352
Series 3094 US 6.75% 9/15/34	272,814	244,968
Series 3416 GK 4.00% 7/15/22	239,051	232,776
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	33,898	33,989
•Freddie Mac Strip Series 19 F 4.68% 6/1/28	16,492	16,382
wFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	48,408	50,835
GNMA
Series 2002-28 B 5.779% 7/16/24	15,402	15,581
Series 2003-78 B 5.11% 10/16/27	55,000	55,422
Total Agency Collateralized Mortgage Obligations (cost $865,526)		854,513

Agency Mortgage-Backed Securities – 11.37%
Fannie Mae
6.50% 8/1/17	22,342	23,153
7.00% 11/15/16	35,314	37,159
8.50% 9/20/10	2,057	2,191
9.00% 4/1/09	837	842
•Fannie Mae ARM
4.373% 6/1/34	40,890	41,185
4.521% 8/1/34	37,264	37,542
4.795% 11/1/35	378,089	378,655
4.837% 9/1/35	1,168,192	1,174,726
5.053% 8/1/35	58,245	57,925
5.595% 8/1/37	758,088	769,819
5.829% 12/1/33	25,767	26,557
6.128% 6/1/36	182,115	187,273
6.162% 7/1/36	156,973	161,632
6.284% 7/1/36	166,435	171,388
6.295% 4/1/36	67,059	69,375
6.326% 8/1/36	184,194	189,968
6.827% 10/1/33	26,328	26,795
Fannie Mae FHAVA 9.00% 6/1/09	4,009	4,020
Fannie Mae Relocation 30 yr
Pool#763656 5.00% 1/1/34	89,944	88,342
Pool#763742 5.00% 1/1/34	107,118	105,171
Fannie Mae S.F. 15 yr
7.50% 3/1/15	6,980	7,331
8.00% 10/1/14	4,893	4,926
8.00% 10/1/16	28,298	29,928
Fannie Mae S.F. 30 yr
5.00% 11/1/34	683,537	667,542
5.00% 10/1/35	386,001	376,728
5.00% 12/1/37	107,504	104,831

5.00% 1/1/38	192,152	187,374
5.00% 2/1/38	90,814	88,547
7.50% 12/1/10	278	280
7.50% 6/1/31	19,197	20,737
8.50% 5/1/11	993	1,022
8.50% 8/1/12	1,366	1,434
9.00% 7/1/20	36,463	39,961
10.00% 8/1/19	36,449	40,872
Fannie Mae S.F. 30 yr TBA 6.00% 10/1/38	1,265,000	1,281,208
•Freddie Mac ARM
5.647% 4/1/33	14,574	14,846
5.678% 7/1/36	53,492	54,668
6.846% 4/1/34	8,369	8,477
Freddie Mac Balloon 5 yr 4.00% 1/1/09	74,392	74,431
Freddie Mac Balloon 7 yr
4.50% 10/1/09	76,669	77,194
5.00% 6/1/11	141,524	141,713
5.00% 11/1/11	152,249	154,669
Freddie Mac S.F. 15 yr
4.00% 11/1/13	106,555	105,414
4.00% 3/1/14	129,117	127,519
5.00% 4/1/20	331,153	330,629
8.00% 5/1/15	33,530	35,738
8.50% 10/1/15	3,899	4,190
Freddie Mac S.F. 30 yr
5.50% 10/1/36	791,318	787,867
6.00% 6/1/38	631,027	639,387
7.00% 11/1/33	20,872	21,942
9.00% 4/1/17	2,267	2,482
GNMA I S.F. 15 yr
6.00% 1/15/09	632	643
8.50% 8/15/10	1,569	1,578
GNMA I S.F. 30 yr
7.00% 12/15/34	66,714	70,285
11.00% 11/15/10	60,120	62,271
GNMA II S.F. 30 yr
12.00% 6/20/14	4,790	5,503
12.00% 3/20/15	587	672
12.00% 2/20/16	774	905
Total Agency Mortgage-Backed Securities (cost $9,128,446)		9,129,462

Agency Obligations – 12.47%
Fannie Mae
2.50% 4/9/10	3,710,000	3,674,855
3.625% 2/12/13	130,000	128,815
5.00% 2/16/12	1,965,000	2,051,806
Federal Farm Credit Bank 3.50% 10/3/11	1,000,000	996,958
Federal Home Loan Banks
3.375% 10/20/10	785,000	785,843
3.625% 10/18/13	115,000	111,978
*3.75% 1/8/10	160,000	161,077
*4.375% 9/17/10	1,120,000	1,142,626
•8.00% 7/7/23	500,000	498,750
*Freddie Mac 2.875% 4/30/10	465,000	462,223
Total Agency Obligations (cost $10,056,468)		10,014,931

Commercial Mortgage-Backed Securities – 1.45%
•Bank of America Commercial Mortgage Series 2004-3 A5 5.318% 6/10/39	90,000	85,931
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	65,000	65,217
w#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	44,214	44,365
#Crown Castle Towers 144A
•Series 2005-1A AFL 2.87% 6/15/35	110,000	108,463
Series 2006-1A B 5.362% 11/15/36	40,000	38,729

First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	45,000	45,041
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	95,000	93,875
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	70,000	65,948
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	11,791	11,767
Series 2003-C8 A2 4.207% 11/15/27	74,349	73,340
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	174,019	165,221
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/13/42	95,000	82,365
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	139,560
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	29,505
Series 2006-1 C 5.707% 2/15/36	45,000	41,829
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	76,464
Total Commercial Mortgage-Backed Securities (cost $1,217,820)		1,167,620

Convertible Bond – 0.48%
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	400,000	388,000
Total Convertible Bond (cost $399,250)		388,000

Corporate Bonds – 14.98%
Banking – 3.31%
Bank of New York Mellon 5.125% 8/27/13	575,000	548,754
Bank One 5.90% 11/15/11	140,000	136,752
BB&T 6.50% 8/1/11	355,000	346,477
•Capital One 2.919% 3/13/09	180,000	179,141
Citigroup
4.625% 8/3/10	200,000	182,694
6.50% 8/19/13	515,000	458,177
JPMorgan Chase
4.75% 5/1/13	35,000	32,605
5.75% 1/2/13	190,000	182,066
U.S. Bank North America 6.375% 8/1/11	94,000	94,947
•USB Capital IX 6.189% 4/15/49	190,000	93,145
•Wells Fargo Capital XIII 7.70% 12/29/49	465,000	405,852
		2,660,610
Basic Industry – 0.56%
#Evraz Group 144A 9.50% 4/24/18	100,000	72,500
Lubrizol 4.625% 10/1/09	120,000	119,458
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	110,000	101,193
#Severstal 144A 9.75% 7/29/13	100,000	82,500
Weyerhaeuser 5.95% 11/1/08	70,000	69,998
		445,649
Brokerage – 0.94%
AMVESCAP 4.50% 12/15/09	120,000	115,127
Goldman Sachs Group 5.70% 9/1/12	370,000	318,984
Morgan Stanley 5.30% 3/1/13	465,000	319,651
		753,762
Capital Goods – 0.79%
Philips Electronics 4.625% 3/11/13	390,000	380,432
*Tyco Electronics Group 5.95% 1/15/14	255,000	251,114
		631,546
Communications – 1.90%
AT&T Wireless 8.125% 5/1/12	565,000	603,086
Citizens Communications 7.125% 3/15/19	74,000	59,200
Comcast 5.50% 3/15/11	215,000	211,233
Comcast Cable Communications 6.20% 11/15/08	295,000	295,156
France Telecom 7.75% 3/1/11	$41,000	43,053
Intelsat Bermuda 11.25% 6/15/16	35,000	34,213
News America Holdings 7.375% 10/17/08	70,000	70,056
Telecom Italia Capital 4.00% 1/15/10	150,000	145,694
Windstream 8.125% 8/1/13	70,000	66,850
		1,528,541

Consumer Cyclical – 0.58%
General Motors 6.85% 10/15/08	230,000	228,275
Lear 8.75% 12/1/16	38,000	26,600
Ryland Group 5.375% 5/15/12	125,000	102,500
Wal-Mart Stores
4.25% 4/15/13	40,000	39,300
6.875% 8/10/09	65,000	66,773
		463,448
Consumer Non-Cyclical – 2.44%
Abbott Laboratories 5.15% 11/30/12	130,000	131,615
American Home Products 6.95% 3/15/11	350,000	369,502
Aramark 8.50% 2/1/15	75,000	70,875
#Dr Pepper Snapple Group 144A 6.12% 5/1/13	245,000	243,398
GlaxoSmithKline Capital 4.85% 5/15/13	290,000	284,991
HCA PIK 9.625% 11/15/16	70,000	66,675
Kraft Foods 4.125% 11/12/09	120,000	119,144
Safeway 6.50% 3/1/11	270,000	278,370
Wyeth 5.50% 2/1/14	400,000	396,960
		1,961,530
Electric – 0.65%
Baltimore Gas & Electric 6.125% 7/1/13	100,000	98,874
Pacific Gas & Electric 4.20% 3/1/11	272,000	265,894
#Power Contract Financing 144A 6.256% 2/1/10	20,580	20,853
#@Power Receivables Finance 144A 6.29% 1/1/12	52,790	54,663
Virginia Electric Power 5.10% 11/30/12	85,000	83,280
		523,564
Finance Companies – 1.71%
Allstate Life Global Funding Trust 5.375% 4/30/13	380,000	367,196
General Electric Capital
4.80% 5/1/13	105,000	95,866
*5.50% 4/28/11	485,000	466,448
International Lease Finance
5.75% 6/15/11	470,000	338,897
6.375% 3/25/13	50,000	31,603
•#Xstrata Finance 144A 3.154% 11/13/09	75,000	73,482
		1,373,492
Insurance – 1.14%
ReliaStar Financial 6.50% 11/15/08	185,000	185,407
UnitedHealth Group 5.50% 11/15/12	400,000	382,737
WellPoint 5.00% 1/15/11	350,000	348,156
		916,300
Technology – 0.96%
Oracle 4.95% 4/15/13	535,000	533,809
SunGard Data Systems 9.125% 8/15/13	74,000	66,970
Xerox
5.50% 5/15/12	145,000	138,360
5.65% 5/15/13	30,000	29,168
		768,307
Total Corporate Bonds (cost $12,559,356)		12,026,749

Non-Agency Asset-Backed Securities – 5.54%
P@Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	62,533	54,254
P@Argent Securities Series 2003-W5 AF4 4.66% 10/25/33	5,185	5,146
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.47% 2/15/12	725,000	714,519
Series 2008-A5 A5 3.69% 12/16/13	210,000	206,275
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	115,000	113,577
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	30,000	29,856
•Series 2008-A A2B 4.357% 12/27/10	230,000	229,030
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	155,000	139,082
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	151,829	145,042
Series 2003-3 1A4 3.303% 11/25/29	27,286	26,930

Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13	100,000	97,437
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	124,549	124,899
CIT Equipment Collateral Series 2006-VT2 A3 5.07% 2/20/10	166,441	166,598
CitiFinancial Mortgage Securities Series 2004-1 AF2 2.645% 4/25/34	97,690	94,308
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	293,768	290,598
Series 2007-B A3A 5.40% 10/17/11	40,000	39,848
Series 2008-A A3 4.12% 5/15/12	40,000	38,464
Series 2008-A A4A 4.93% 8/15/14	65,000	61,000
Series 2008-B A3A 4.78% 7/16/12	60,000	58,696
#@Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	80,000	76,205
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	85,749
P@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	30,000	23,315
•#Golden Credit Card Trust Series 2008-3 A 144A 3.49% 7/15/17	125,000	119,390
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	81,563	81,682
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	30,000	29,989
Series 2008-A A3 4.93% 12/17/12	50,000	49,420
Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	195,519	192,886
•#@MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	21,161	18,728
·P@Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.367% 3/25/37	80,000	62,633
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 3.327% 10/25/36	50,246	48,178
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	57,125	53,606
P@Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	210,000	199,457
Series 2006-2 AF3 5.797% 8/25/36	125,000	114,137
Series 2006-3 AF2 5.58% 11/25/36	79,902	78,019
Series 2007-2 AF2 5.675% 6/25/37	35,000	30,060
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	25,071	23,511
·P@Series 2006-KS3 AI3 3.377% 4/25/36	270,000	240,712
P@Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	15,556	14,593
#@Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	61,874	59,710
Structured Asset Securities
P@Series 2001-SB1 A2 3.375% 8/25/31	34,362	27,763
P@Series 2005-4XS 1A2B 4.67% 3/25/35	56,186	47,944
Series 2005-9XS 1A2A 4.84% 6/25/35	73,148	71,235
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	65,000	63,537
Total Non-Agency Asset-Backed Securities (cost $4,642,248)		4,448,018

Non-Agency Collateralized Mortgage Obligations – 3.89%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	69,544	56,461
Series 2004-2 1A1 6.00% 3/25/34	60,267	48,929
Series 2004-11 1CB1 6.00% 12/25/34	33,456	28,835
Series 2005-9 5A1 5.50% 10/25/20	84,325	76,552
·P@Bank of America Funding Series 2006-H 1A2 5.573% 9/20/46	104,022	75,939
•Bank of America Mortgage Securities Series 2003-D 1A2 5.372% 5/25/33	312	311
Bear Stearns Asset Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35	61,390	50,229
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.612% 4/25/37	88,063	63,588
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	75,122	64,746
Series 2004-J7 1A2 4.673% 8/25/34	2,796	2,745
Series 2005-1CB 2A2 5.50% 3/25/35	131,564	117,209
Series 2006-2CB A3 5.50% 3/25/36	53,992	49,228
•wCountrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 4.813% 5/25/33	19,409	18,941
Series 2003-46 1A1 5.057% 1/19/34	24,317	24,279
P@Series 2006-HYB4 1A2 5.596% 6/20/36	59,933	27,823
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	56,238	48,752

First Horizon Asset Securities Series 2004-AR5 4A1 5.70% 10/25/34	42,285	36,145
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35	77,456	64,736
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	23,640	23,179
Series 2005-RP1 1A3 8.00% 1/25/35	26,992	26,990
Series 2005-RP1 1A4 8.50% 1/25/35	11,985	12,173
GSR Mortgage Home Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	2,975	3,005
·P@Series 2007-AR1 1A2 5.671% 3/25/37	156,201	117,573
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	95,346	83,272
Series 2005-A4 1A1 5.397% 7/25/35	114,602	99,561
Series 2005-A6 1A2 5.14% 9/25/35	105,000	85,808
P@Series 2007-A1 B1 4.813% 7/25/35	98,617	60,483
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	49,375	45,544
Series 2006-1 3A3 5.50% 2/25/36	88,013	80,823
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.492% 12/25/33	13,185	13,236
P@Series 2005-1 B1 5.464% 3/25/35	105,878	62,999
Series 2005-6 7A1 5.335% 6/25/35	69,458	58,941
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	53,069	54,294
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	24,847	21,749
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.035% 9/25/36	92,923	77,585
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	37,684	31,451
·P@Series 2005-22 4A2 5.371% 12/25/35	20,511	11,685
·P@Series 2006-5 5A4 5.519% 6/25/36	41,879	24,134
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34	25,308	22,825
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2006-5 2CB3 6.00% 7/25/36	88,737	82,867
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	136,676	131,920
•Series 2006-AR10 1A1 5.931% 9/25/36	92,770	72,003
•Series 2006-AR14 1A4 5.647% 11/25/36	85,812	66,219
•Series 2007-HY1 1A1 5.711% 2/25/37	156,262	115,031
Series 2007-HY3 4A1 5.348% 3/25/37	377,258	316,227
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-T A1 5.172% 9/25/34	10,762	9,424
Series 2005-AR12 2A10 4.336% 7/25/35	20,481	20,141
Series 2006-AR6 7A1 5.112% 3/25/36	250,618	207,709
Series 2006-AR10 5A1 5.594% 7/25/36	87,404	70,104
Series 2006-AR11 A7 5.511% 8/25/36	93,904	58,331
Series 2006-AR12 1A2 6.03% 9/25/36	62,079	52,478
Series 2006-AR14 2A4 6.084% 10/25/36	71,300	51,623
Total Non-Agency Collateralized Mortgage Obligations (cost $3,825,146)		3,126,835

«Senior Secured Loans – 0.34%
Bausch & Lomb
Term B 6.051% 4/11/15	99,649	93,307
Term DD 6.051% 4/11/15	25,100	23,503
Energy Futures Holdings Term B2 7.946% 10/10/14	74,623	63,057
Ford Motor Term B 7.588% 11/29/13	134,316	89,656
Total Senior Secured Loans (cost $301,189)		269,523

U.S. Treasury Obligations – 25.94%
U.S. Treasury Inflation Index Notes
*0.625% 4/15/13	2,346,328	2,215,081
3.875% 1/15/09	5,927,264	5,912,914
U.S. Treasury Notes
2.00% 9/30/10	11,675,000	11,682,309
3.125% 9/30/13	1,010,000	1,017,260
Total U.S. Treasury Obligations (cost $21,009,719)		20,827,564

	Number of
	Shares
Preferred Stock – 0.67%
•PNC Financial Services Group 8.25%	575,000	538,902
Total Preferred Stock (cost $553,171)		538,902

Total Value of Securities Before Securities Lending Collateral – 78.23%
(cost $64,587,183)		62,817,880

Securities Lending Collateral** – 4.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,451,581	3,451,581
Total Securities Lending Collateral (cost $3,451,581)		3,451,581

Total Value of Securities – 82.53%
(cost $68,038,764)		66,269,461	©
Obligation to Return Securities Lending Collateral** – (4.30%)		(3,451,581)
Receivables and Other Assets Net of Liabilities (See Notes) – 21.77%z		17,484,249
Net Assets Applicable to 8,668,171 Shares Outstanding – 100.00%		$80,302,129

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $1,598,152, which represented 1.99% of the Series’ net assets. See Note 7 in "Notes."
*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $3,391,880 of securities loaned.
zOf this amount, $21,492,923 represents cash and $5,794,840 represents payable for securities purchased.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of restricted securities was $1,278,668 or 1.59% of the Series' net assets. Further details on these holdings appear below and in Note 7 in "Notes."

Investment	Date of Acquisition	Cost	Value
Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	9/8/05	$62,738	$54,254
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33	10/25/05	5,167	5,146
Bank of America Funding Series 2006-H 1A2 5.573% 9/20/46	9/12/06	103,863	75,939
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB4 1A2 5.596% 6/20/36	6/27/06	59,558	27,823
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	8/25/06	30,000	23,315
GSR Mortgage Loan Trust Series 2007-AR1 1A2 5.671% 3/25/37	1/19/07	156,201	117,573
JPMorgan Mortgage Trust Series 2007-A1 B1 4.813% 7/25/35	2/2/07	98,617	60,483
MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 5.464% 3/25/35	11/28/06	105,878	62,999
Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.367% 3/25/37	4/12/06	80,000	62,633
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	3/6/06	210,000	199,457
Series 2006-2 AF3 5.797% 8/25/36	6/6/06	125,000	114,137
Series 2006-3 AF2 5.58% 11/25/36	11/28/06	79,902	78,019
Series 2007-2 AF2 5.675% 6/25/37	5/14/07	35,000	30,060
Residential Asset Securities Series 2006-KS3 AI3 3.377% 4/25/36	3/17/06	270,000	240,712
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	10/25/05	15,556	14,593
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.371% 12/25/35	10/3/06	20,511	11,685
Series 2006-5 5A4 5.519% 6/25/36	10/3/06	41,879	24,134
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	12/7/04	34,362	27,763
Series 2005-4XS 1A2B 4.67% 3/25/35	9/29/05	56,186	47,944
Total			$1,278,668

@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $1,411,769, which represented 1.76% of the Series’ net assets. See Note 7 in "Notes."

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK – Pay-in-kind
S.F. – Single Family
TBA – To be announced
yr – Year

The following written options and swap contracts were outstanding at September 30, 2008:

Written Options1

					Unrealized
	Number of	Notional	Exercise		Appreciation
Description	Contracts	Value	Price	Expiration Date	(Depreciation)
Written Call Options
U.S. Treasury 10 yr Future	(50)	$5,000,000	$121.00	11/21/08	$7,696
		$5,000,000
Written Put Options
U.S. Treasury 10 yr Future	(100)	$10,000,000	$112.50	11/21/08	$(61,171)
U.S. Treasury 10 yr Future	(50)	5,000,000	113.50	11/21/08	(50,117)
		$15,000,000			$(111,288)

Swap Contracts2
Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$130,000	1.71%	9/20/13	$(979)
				$(979)

The use of written options and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 4 in “Notes.”
2See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Capital Reserves Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$68,044,748
Aggregate unrealized appreciation	94,019
Aggregate unrealized depreciation	(1,869,306)
Net unrealized depreciation	$(1,775,287)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $1,917,527 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,132,035 expires in 2008; $82,894 expires in 2010; and $226,584 expires in 2013; $238,048 expires in 2014; and $237,966 expires in 2015.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Securities	Derivatives
Level 1	$24,279,145	$-
Level 2	41,486,521	(112,267)
Level 3	503,795	-
Total	$66,269,461	$(112,267)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$1,016,236
Net change in unrealized
appreciation/depreciation	(16,581)
Net purchases, sales, and settlements	856,479
Net transfers in and/or out of Level 3	(1,352,339)
Balance as of 9/30/08	$503,795

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08	$(8,911)

3. Financial Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures contracts were outstanding at September 30, 2008.

4. Written Options
During the period ended September 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended September 30, 2008 for the Series were as follows:

	Number of
	Contracts	Premium
Options outstanding at December 31, 2007	25	$12,038
Options written	755	440,298
Options terminated in closing purchase transactions	(580)	(354,365)
Options outstanding at September 30, 2008	200	$97,971

5. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2008, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as unrealized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended September 30, 2008, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

6. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $3,391,880, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Cash Reserve Series

September 30, 2008

	Principal
	Amount	Value
Certificates of Deposit – 5.54%
Chase Bank USA 2.64% 10/16/08	$500,000	$500,000
Toronto Dominion Bank 2.75% 10/29/08	500,000	500,000
Total Certificates of Deposit (cost $1,000,000)		1,000,000

≠Discounted Commercial Paper – 80.77%
Banks – 9.69%
ING Funding 2.586% 10/7/08	250,000	249,893
Nordea North America 2.571% 11/4/08	250,000	249,396
Royal Bank of Canada 2.319% 10/3/08	500,000	499,936
Wells Fargo 2.626% 11/25/08	250,000	249,003
Westpac Bank 2.708% 10/8/08	500,000	499,738
		1,747,966
Colleges and Universities – 11.13%
Cornell University
2.204% 10/9/08	250,000	249,878
3.202% 10/1/08	250,000	250,000
Harvard University 3.25% 2/4/09	250,000	250,000
Leland Stanford Junior College 2.226% 10/7/08	500,000	499,815
Massachusetts College of Pharmacy 2.355% 10/15/08	258,000	257,764
Yale University
2.39% 11/10/08	250,000	249,339
2.506% 10/15/08	250,000	249,758
		2,006,554
Financial Services – 24.77%
CBA Finance 2.652% 10/6/08	250,000	249,908
CME Group 2.258% 10/29/08	500,000	499,125
Danske 2.486% 10/1/08	500,000	500,001
Eksportfinans 2.333% 11/14/08	350,000	349,008
Massachusetts Mutual Life Insurance
2.334% 10/8/08	250,000	249,887
2.505% 10/22/08	300,000	299,562
National Rural Utilities 3.105% 10/20/08	550,000	549,101
Nordea North America 2.404% 10/6/08	275,000	274,908
Rabobank USA Financial 3.003% 10/3/08	250,000	249,958
Skandinaviska Enskilda 2.662% 10/7/08	500,000	499,779
Societe Generale North America 2.799% 12/2/08	250,000	248,803
Swiss Re Treasury 3.041% 2/12/09	250,000	247,208
Toyota Motor Credit 2.297% 10/24/08	250,000	249,634
		4,466,882
Food & Staples Retailing – 1.40%
≥Pepsi Bottling 144A 2.886% 2/17/09	250,000	252,552
		252,552
Industrial – 32.41%
3M 2.072% 10/6/08	300,000	299,914
Auto Data Processing 2.00% 10/1/08	500,000	500,000
BASF 2.384% 10/16/08	500,000	499,506
Danaher 2.101% 10/6/08	500,000	499,854
Electricite de France 2.238% 11/4/08	250,000	249,473
Genentech 2.303% 10/6/08	500,000	499,840
Illinois Tool Works 2.255% 11/3/08	500,000	498,969
Koch Industries 3.00% 10/1/08	500,000	500,000

Microsoft 1.25% 10/6/08	500,000	499,913
Nokia 3.006% 10/15/08	250,000	249,708
Northern Illinois Gas 5.00% 10/1/08	500,000	500,001
Novartis Finance 2.20% 11/21/08	250,000	249,224
Proctor & Gamble 2.233% 10/9/08	500,000	499,753
Siemens Capital 2.232% 10/30/08	300,000	299,463
		5,845,618
Pharmaceuticals – 1.37%
Pfizer 2.563% 3/3/09	250,000	247,312
		247,312
Total Discounted Commercial Paper (cost $14,566,884)		14,566,884

≠Discount Notes – 5.53%
Federal Home Loan Bank
2.354% 10/17/08	500,000	499,478
2.633% 12/2/08	500,000	497,744
Total Discount Note (cost $997,222)		997,222

≥•Floating Rate Notes – 6.93%
DnB NOR Bank 144A 3.217% 11/24/08	750,000	750,000
Goldman Sachs Group 144A 2.80% 2/24/09	500,000	500,000
Total Floating Rate Notes (cost $1,250,000)		1,250,000

Short Term Bank Note – 1.39%
Wells Fargo Bank 3.40% 10/9/08	250,000	250,000
Total Short Term Time Deposits (cost $250,000)		250,000

Total Value of Securities – 100.16%
(cost $18,064,106)©		18,064,106
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(29,001)
Net Assets Applicable to 18,034,492 Shares Outstanding – 100.00%		$18,035,105

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2008, the aggregate amount of these securities was $1,502,552 which represented 8.33% of the Series’ net assets. See Note 3 in “Notes.”
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP® Trust-Delaware VIP Cash Reserve Series (Series).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $52,864 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$-
Level 2	18,064,106
Level 3	-
Total	$18,064,106

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series' 10% limit on investments in illiquid securities. As of September 30, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Diversified Income Series

September 30, 2008

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.03%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	363,493	$322,037
•Fannie Mae Whole Loan Series 2002-W11 AV1 3.55% 11/25/32		9,104	8,624
Total Agency Asset-Backed Securities (cost $371,008)			330,661
Agency Collateralized Mortgage Obligations – 4.10%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,372	1,456
Series 2001-T8 A2 9.50% 7/25/41		12,286	13,408
Series 2002-T4 A3 7.50% 12/25/41		26,821	28,575
Series 2004-T1 1A2 6.50% 1/25/44		30,652	32,049
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		134,231	140,368
Series 2001-50 BA 7.00% 10/25/41		133,599	141,005
Series 2002-90 A1 6.50% 6/25/42		15,612	16,300
Series 2002-90 A2 6.50% 11/25/42		56,554	58,789
Series 2003-106 WE 4.50% 11/25/22		5,100,000	4,925,865
Series 2003-122 AJ 4.50% 2/25/28		172,125	171,088
Series 2005-67 EY 5.50% 8/25/25		1,925,000	1,807,008
Series 2005-110 MB 5.50% 9/25/35		661,126	670,794
*Series 2006-39 PE 5.50% 10/25/32		4,637,000	4,660,888
Series 2006-M2 A2F 5.259% 5/25/20		20,000	19,637
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		47,840	49,530
Series 2004-W9 2A1 6.50% 2/25/44		8,290	8,692
Series 2004-W11 1A2 6.50% 5/25/44		87,791	92,939
Freddie Mac
Series 1730 Z 7.00% 5/15/24		123,894	130,550
Series 2326 ZQ 6.50% 6/15/31		189,873	198,705
Series 2541 JB 5.00% 2/15/16		158,367	159,542
Series 2552 KB 4.25% 6/15/27		45,183	45,177
Series 2557 WE 5.00% 1/15/18		1,420,000	1,400,184
Series 2622 PE 4.50% 5/15/18		3,565,000	3,458,328
Series 2662 MA 4.50% 10/15/31		383,914	382,747
Series 2687 PG 5.50% 3/15/32		1,250,000	1,239,088
Series 2694 QG 4.50% 1/15/29		1,020,000	1,020,165
Series 2762 LG 5.00% 9/15/32		3,950,000	3,886,925
Series 2809 DC 4.50% 6/15/19		1,000,000	960,434
Series 2872 GC 5.00% 11/15/29		625,000	624,560
Series 2890 PC 5.00% 7/15/30		1,575,000	1,573,454
Series 2915 KP 5.00% 11/15/29		705,000	704,605
Series 3005 ED 5.00% 7/15/25		1,268,000	1,193,797
Series 3022 MB 5.00% 12/15/28		165,000	166,288
Series 3063 PC 5.00% 2/15/29		1,940,000	1,957,102
Series 3113 QA 5.00% 11/15/25		1,566,863	1,577,497
*Series 3128 BC 5.00% 10/15/27		3,950,000	3,971,239
Series 3131 MC 5.50% 4/15/33		930,000	932,755
Series 3154 PJ 5.50% 3/15/27		1,438,204	1,464,975
Series 3173 PE 6.00% 4/15/35		2,610,000	2,644,216
Series 3337 PB 5.50% 7/15/30		1,015,000	1,022,703
Series 3344 ME 5.50% 7/15/37		1,650,000	1,565,836
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		26,868	27,465
Series T-58 2A 6.50% 9/25/43		11,390	11,961
Total Agency Collateralized Mortgage Obligations (cost $45,398,033)			45,158,689

Agency Mortgage-Backed Securities – 20.75%
Fannie Mae
5.50% 1/1/13	130,888	131,372
6.07% 5/1/09	10,562	10,528
6.50% 8/1/17	48,745	50,517
•Fannie Mae ARM
4.796% 7/1/38	3,698,682	3,695,668
5.053% 8/1/35	485,378	482,706
5.134% 11/1/35	940,494	953,175
5.225% 3/1/38	2,763,632	2,787,856
5.191% 3/1/38	2,253,445	2,275,034
5.397% 4/1/36	1,288,315	1,307,427
5.559% 6/1/37	27,016	27,402
5.716% 4/1/37	2,246,303	2,279,005
5.955% 8/1/37	1,363,183	1,374,087
6.827% 10/1/33	54,871	55,844
Fannie Mae Relocation 15 yr 4.00% 9/1/20	905,105	845,974
Fannie Mae Relocation 30 yr
5.00% 11/1/33	43,990	43,207
5.00% 8/1/34	59,896	58,808
5.00% 11/1/34	68,442	67,198
5.00% 4/1/35	203,611	199,754
5.00% 10/1/35	358,845	352,048
5.00% 1/1/36	482,562	473,421
Fannie Mae S.F. 15 yr
4.50% 6/1/23	4,890,059	4,769,245
5.00% 5/1/21	846,108	846,248
5.50% 11/1/22	2,536,717	2,559,587
5.50% 4/1/23	4,193,254	4,230,639
6.00% 12/1/22	6,197,665	6,320,707
Fannie Mae S.F. 15 yr TBA 4.50% 10/1/22	7,615,000	7,419,866
Fannie Mae S.F. 20 yr 5.00% 8/1/28	3,967,310	3,893,073
Fannie Mae S.F. 30 yr
5.00% 12/1/36	1,024,469	999,857
5.00% 12/1/37	977,307	953,009
5.00% 1/1/38	1,705,345	1,662,947
5.00% 2/1/38	817,323	796,921
5.50% 3/1/29	2,902	2,916
5.50% 4/1/29	2,938	2,952
*5.50% 12/1/34	2,421,106	2,419,249
5.50% 9/1/36	1,737,027	1,735,695
*5.50% 7/1/37	12,216,817	12,193,397
5.50% 12/1/37	8,032,935	8,017,536
*6.00% 7/1/37	2,786,554	2,825,491
6.00% 12/1/37	8,043,790	8,156,187
6.00% 3/1/38	1,496,098	1,516,854
6.00% 4/1/38	1,933,321	1,960,142
*6.50% 9/1/36	521,483	535,317
*6.50% 11/1/36	3,901,248	4,004,746
6.50% 2/1/37	1,445,007	1,483,342
6.50% 8/1/37	1,975,367	2,027,661
6.50% 10/1/37	2,610,954	2,680,074
6.50% 11/1/37	2,442,220	2,506,873
7.50% 3/1/32	1,018	1,097
7.50% 4/1/32	3,322	3,578
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/38	7,715,000	7,517,303
5.50% 10/25/38	24,710,000	24,640,514
6.00% 10/1/38	7,655,000	7,753,076

•Freddie Mac ARM
5.517% 8/1/36	1,728,609	1,757,079
5.678% 7/1/36	567,011	579,481
5.754% 9/1/37	3,200,530	3,252,926
5.821% 10/1/36	2,419,284	2,480,450
5.943% 6/1/37	1,849,330	1,885,425
5.773% 8/1/37	27,072	26,978
6.109% 10/1/37	48,195	49,259
*6.34% 2/1/37	1,569,731	1,587,252
6.411% 12/1/33	156,430	160,283
6.846% 4/1/34	6,400	6,482
Freddie Mac Relocation 30 yr 5.00% 9/1/33	94,880	93,150
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,966,200	1,928,683
5.00% 6/1/18	659,828	662,421
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,611,555	1,527,009
5.50% 10/1/36	6,540,486	6,511,965
5.50% 2/1/38	6,892,966	6,861,830
6.00% 6/1/37	686,476	695,571
6.00% 5/1/38	7,678,260	7,779,983
6.00% 8/1/38	2,997,251	3,036,959
6.50% 8/1/38	1,533,616	1,574,266
Freddie Mac S.F. 30 yr TBA 5.00% 10/1/38	42,370,000	41,308,132
GNMA I S.F. 30 yr 7.00% 12/15/34	533,710	562,282
Total Agency Mortgage-Backed Securities (cost $229,150,296)		228,234,996
Agency Obligations – 3.79%
Fannie Mae
*3.25% 4/9/13	4,860,000	4,735,467
3.625% 2/12/13	2,800,000	2,774,481
¥4.375% 3/15/13	5,735,000	5,853,788
*Federal Farm Credit Bank 5.125% 8/25/16	615,000	631,873
Federal Home Loan Bank System
3.625% 10/18/13	7,385,000	7,190,943
*5.50% 8/13/14	1,460,000	1,539,246
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	645,000	580,008
CPN 4.797% 5/2/12	125,000	112,245
CPN 4.901% 10/6/12	545,000	478,462
CPN 4.938% 10/6/13	109,000	91,604
CPN 4.948% 10/6/14	650,000	520,047
CPN 5.079% 2/8/13	252,000	217,740
CPN 5.08% 8/8/13	252,000	213,403
CPN 5.093% 4/6/14	135,000	110,673
CPN 5.101% 10/6/11	120,000	110,336
CPN 5.175% 3/26/12	200,000	179,942
CPN 5.193% 10/6/15	353,000	265,108
CPN 1 5.162% 5/11/12	330,000	296,185
CPN 1 5.283% 5/11/15	400,000	307,370
CPN 4 5.213% 10/6/15	200,000	150,203
CPN 13 5.161% 12/27/12	100,000	86,917
CPN 13 5.208% 6/27/13	400,000	340,168
CPN 15 4.903% 9/7/13	860,000	725,580
CPN 19 5.189% 6/6/16	120,000	86,332
CPN A 5.098% 8/8/15	150,000	113,808
CPN A 5.099% 2/8/15	150,000	116,696
CPN A 5.112% 2/8/14	252,000	208,127
Freddie Mac
*4.125% 12/21/12	5,500,000	5,561,804
*4.50% 1/15/13	4,000,000	4,098,748
4.625% 12/19/08	525,000	526,511
*^Residual Funding Principal Strip 5.175% 10/15/19	3,360,000	2,020,459
*Tennessee Valley Authority 4.875% 1/15/48	1,500,000	1,437,225
Total Agency Obligations (cost $41,206,277)		41,681,499

Commercial Mortgage-Backed Securities – 2.46%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.318% 6/10/39	1,035,000	988,205
•Series 2005-1 A5 5.084% 11/10/42	1,250,000	1,151,034
•Series 2005-6 AM 5.18% 9/10/47	485,000	409,395
Series 2006-4 A4 5.634% 7/10/46	1,780,000	1,584,396
•Series 2007-3 A4 5.658% 6/10/49	1,350,000	1,147,288
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	350,000	351,167
•Series 2005-T20 A4A 5.151% 10/12/42	1,500,000	1,368,469
•Series 2006-PW12 A4 5.718% 9/11/38	1,750,000	1,589,241
Series 2006-PW14 A4 5.201% 12/11/38	1,000,000	865,633
Series 2007-T28 A4 5.742% 9/11/42	1,735,000	1,486,159
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	172,436	173,024
Series 2006-C7 A2 5.69% 6/10/46	230,000	223,196
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.522% 2/15/39	115,000	106,907
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	90,000	87,122
Series 2006-1A B 5.362% 11/15/36	830,000	803,623
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	900,000	893,756
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	1,020,000	907,981
@•#Series 2006-RR3 A1S 144A 5.662% 7/18/56	695,000	389,200
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	900,000	847,909
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	305,000	293,609
Series 2002-C2 A2 5.05% 12/12/34	345,000	326,763
Series 2003-C1 A2 4.985% 1/12/37	588,000	553,086
Series 2006-LDP9 A2 5.134% 5/15/47	3,350,000	2,938,239
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	110,000	110,498
Series 2003-C8 A2 4.207% 11/15/27	94,175	92,897
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	185,620	176,237
•Merrill Lynch Mortgage Trust Series 2005-CKI1 A6 5.24% 11/12/37	300,000	273,901
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	110,000	108,792
Series 2005-IQ9 A4 4.66% 7/15/56	400,000	365,115
Series 2006-HQ9 A4 5.731% 7/12/44	2,500,000	2,243,589
Series 2006-IQ12 A4 5.332% 12/15/43	2,045,000	1,773,745
Series 2007-IQ14 A4 5.692% 4/15/49	570,000	484,184
•Series 2007-T27 A4 5.65% 6/13/42	890,000	771,626
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.364% 2/15/33	100,000	80,749
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	55,824
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	110,000	108,441
Series 2006-1 B 5.588% 2/15/36	120,000	118,021
Series 2006-1 C 5.707% 2/15/36	185,000	171,963
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	655,000	626,437
Total Commercial Mortgage-Backed Securities (cost $29,814,453)		27,047,421
Convertible Bonds – 0.29%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	375,000	246,563
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	1,770,000	869,513
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	1,270,000	1,231,899
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	110,000	0
•Wyeth 2.621% 1/15/24 exercise price $60.09, expiration date 1/15/24	914,000	893,252
Total Convertible Bonds (cost $3,970,442)		3,241,227

Corporate Bonds – 29.47%
Banking – 2.82%
American Express Centurion Bank 5.55% 10/17/12	2,391,000	2,210,504
@•#Banco Mercantil 144A 6.862% 10/13/21	766,000	679,383
Bank of America
5.125% 11/15/14	405,000	364,764
5.30% 3/15/17	1,680,000	1,397,837
•8.00% 12/29/49	1,985,000	1,574,228
Bank of New York Mellon 5.125% 8/27/13	3,780,000	3,607,463
#Bank of Scotland 144A 5.25% 2/21/17	1,500,000	1,310,745
BB&T 5.25% 11/1/19	150,000	114,555
BB&T Capital Trust I 5.85% 8/18/35	2,200,000	1,401,778
BB&T Capital Trust II 6.75% 6/7/36	1,185,000	853,772
Branch Banking & Trust 5.625% 9/15/16	700,000	586,221
•Capital One FSB 2.919% 3/13/09	1,280,000	1,273,889
#CoBank ACB 144A 7.875% 4/16/18	655,000	631,814
JPMorgan Chase Capital XXV 6.80% 10/1/37	2,461,000	1,891,500
Mellon Bank 5.45% 4/1/16	645,000	584,963
PNC Bank 6.875% 4/1/18	1,750,000	1,678,927
∏@•Popular North America 3.191% 4/6/09	395,000	393,437
Silicon Valley Bank
5.70% 6/1/12	800,000	751,625
6.05% 6/1/17	250,000	217,028
U.S. Bank North America
4.80% 4/15/15	754,000	733,791
4.95% 10/30/14	525,000	509,253
•USB Capital IX 6.189% 4/15/49	2,845,000	1,394,721
Wells Fargo 5.625% 12/11/17	2,075,000	1,910,340
•Wells Fargo Capital XIII 7.70% 12/29/49	5,645,000	4,926,957
		30,999,495
Basic Industry – 2.79%
#ArcelorMittal 144A 6.125% 6/1/18	2,055,000	1,824,147
California Steel Industries 6.125% 3/15/14	495,000	407,138
CPG International I 10.50% 7/1/13	293,000	200,705
Domtar 7.125% 8/15/15	288,000	266,400
duPont (E.I) deNemours 6.00% 7/15/18	1,585,000	1,549,978
#Evraz Group 144A 9.50% 4/24/18	4,701,000	3,408,225
Freeport McMoRan Copper & Gold
8.25% 4/1/15	592,000	582,358
8.375% 4/1/17	2,000,000	1,972,942
Georgia-Pacific
7.70% 6/15/15	272,000	250,240
8.875% 5/15/31	142,000	124,250
9.50% 12/1/11	31,000	30,845
#GTL Trade Finance 144A 7.25% 10/20/17	641,000	615,581
Innophos 8.875% 8/15/14	745,000	748,725
#Innophos Holdings 144A 9.50% 4/15/12	370,000	375,550
Lubrizol 4.625% 10/1/09	783,000	779,460
#MacDermid 144A 9.50% 4/15/17	1,284,000	1,084,980
Massey Energy 6.875% 12/15/13	945,000	859,950
Momentive Performance Materials 9.75% 12/1/14	1,115,000	886,425
NewPage 10.00% 5/1/12	1,032,000	928,800
#Nine Dragons Paper Holding 144A 7.875% 4/29/13	1,716,000	1,578,617
•Noranda Aluminium Acquisition 6.828% 5/15/15	625,000	478,125
Norske Skog Canada 8.625% 6/15/11	550,000	437,250
#Norske Skogindustrier 144A 7.125% 10/15/33	582,000	334,650
∏@=Port Townsend 12.431% 8/27/12	191,800	189,882
Potlatch 13.00% 12/1/09	702,000	760,772
Rio Tinto Finance USA 6.50% 7/15/18	255,000	241,556
#Rock-Tenn 144A 9.25% 3/15/16	481,000	490,620
Rockwood Specialties Group 7.50% 11/15/14	490,000	467,950
#Ryerson 144A
•10.176% 11/1/14	620,000	508,400
12.00% 11/1/15	225,000	192,375

#Sappi Papier Holding 144A 6.75% 6/15/12	1,248,000	986,690
#Severstal 144A 9.75% 7/29/13	2,696,000	2,224,200
#Steel Dynamics 144A 7.75% 4/15/16	2,040,000	1,825,800
Vale Overseas 6.875% 11/21/36	2,656,000	2,377,404
#Vedanta Resources 144A 9.50% 7/18/18	560,000	478,184
•Verso Paper Holdings 6.551% 8/1/14	285,000	236,550
		30,705,724
Brokerage – 1.50%
AMVESCAP 4.50% 12/15/09	222,000	212,986
Citigroup 6.50% 8/19/13	8,755,000	7,789,000
Goldman Sachs Group
5.95% 1/18/18	1,140,000	942,045
6.15% 4/1/18	1,745,000	1,453,456
6.75% 10/1/37	1,428,000	955,616
Jefferies Group 6.45% 6/8/27	953,000	702,555
JPMorgan Chase
6.00% 1/15/18	270,000	246,630
6.40% 5/15/38	3,107,000	2,694,303
LaBranche 11.00% 5/15/12	233,000	220,185
Lazard Group 6.85% 6/15/17	260,000	215,664
‡Lehman Brothers Holdings
6.75% 12/28/17	3,710,000	18,550
6.875% 7/17/37	924,000	4,620
Morgan Stanley 5.375% 10/15/15	1,675,000	1,039,513
		16,495,123
Capital Goods – 1.37%
*Associated Materials 9.75% 4/15/12	760,000	752,400
BWAY 10.00% 10/15/10	1,077,000	1,050,075
Casella Waste Systems 9.75% 2/1/13	1,111,000	1,094,335
DRS Technologies 7.625% 2/1/18	938,000	984,900
Graham Packaging
8.50% 10/15/12	406,000	377,580
*9.875% 10/15/14	785,000	686,875
Graphic Packaging International 9.50% 8/15/13	1,976,000	1,798,160
Greenbrier 8.375% 5/15/15	1,700,000	1,470,500
Intertape Polymer 8.50% 8/1/14	313,000	265,268
#Moog 144A 7.25% 6/15/18	405,000	390,825
*NXP BV Funding 9.50% 10/15/15	788,000	407,790
*Owens-Brockway Glass Container 6.75% 12/1/14	1,090,000	1,040,950
Thermadyne Holdings 10.00% 2/1/14	835,000	797,425
Tyco Electronics Group 5.95% 1/15/14	1,835,000	1,807,034
Vitro 11.75% 11/1/13	1,412,000	1,221,380
Vought Aircraft Industries 8.00% 7/15/11	1,100,000	962,500
		15,107,997
Communications – 5.86%
AT&T 5.60% 5/15/18	1,925,000	1,726,051
AT&T Wireless 8.125% 5/1/12	2,544,000	2,715,490
CCO Holdings 8.75% 11/15/13	1,355,000	1,185,625
•Centennial Communications 8.541% 1/1/13	357,000	326,655
*#Charter Communications Operating 144A 10.875% 9/15/14	2,443,000	2,381,924
Cincinnati Bell 7.00% 2/15/15	405,000	342,225
Citizens Communications 7.125% 3/15/19	2,010,000	1,608,000
#Clear Channel Communications 144A 10.75% 8/1/16	570,000	299,250
Comcast
•3.088% 7/14/09	415,000	406,159
5.875% 2/15/18	1,330,000	1,187,928
6.30% 11/15/17	1,255,000	1,155,915
Cricket Communications 9.375% 11/1/14	1,792,000	1,675,520
Cricket Communications I 9.375% 11/1/14	315,000	294,525
CSC Holdings 6.75% 4/15/12	1,280,000	1,179,200
#CSC Holdings 144A 8.50% 6/15/15	585,000	546,244

Dex Media West 9.875% 8/15/13		1,088,000	677,280
#Digicel 144A 9.25% 9/1/12		2,307,000	2,295,465
#DirecTV Holdings 144A 7.625% 5/15/16		1,435,000	1,305,850
#Expedia 144A 8.50% 7/1/16		405,000	366,525
GCI 7.25% 2/15/14		85,000	74,375
Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,539,318
Hughes Network Systems 9.50% 4/15/14	USD	637,000	621,075
ΩInmarsat Finance 10.375% 11/15/12		3,652,000	3,615,479
Intelsat Bermuda 11.25% 6/15/16		1,940,000	1,896,350
#Intelsat Bermuda 144A 8.875% 1/15/15		330,000	303,600
*Lamar Media 6.625% 8/15/15		1,467,000	1,221,278
#LBI Media 144A 8.50% 8/1/17		262,000	174,230
Lin Television 6.50% 5/15/13		395,000	310,075
Lucent Technologies 6.45% 3/15/29		586,000	360,390
MetroPCS Wireless 9.25% 11/1/14		3,152,000	2,962,879
#Nordic Telephone Holdings 144A 8.875% 5/1/16		491,000	449,265
Nortel Networks
•7.041% 7/15/11		571,000	383,998
10.75% 7/15/16		811,000	500,793
#Nortel Networks 144A 10.75% 7/15/16		895,000	552,663
*PAETEC Holding 9.50% 7/15/15		397,000	273,930
Quebecor Media 7.75% 3/15/16		760,000	668,800
*Qwest Capital Funding 7.25% 2/15/11		800,000	752,000
Rogers Communications 6.80% 8/15/18		3,470,000	3,288,483
Sprint Capital 8.375% 3/15/12		2,840,000	2,557,834
Sprint Nextel 6.00% 12/1/16		915,000	705,608
Telecom Italia Capital
4.00% 1/15/10		1,202,000	1,167,491
7.721% 6/4/38		1,665,000	1,383,515
Thomson Reuters
5.95% 7/15/13		950,000	949,858
6.50% 7/15/18		1,275,000	1,221,523
Time Warner Cable 7.30% 7/1/38		950,000	847,448
Time Warner Telecom Holdings 9.25% 2/15/14		392,000	364,560
Univision Communications 7.85% 7/15/11		130,000	102,050
Verizon Communications
5.55% 2/15/16		2,411,000	2,225,257
6.10% 4/15/18		595,000	550,393
•Viacom 3.169% 6/16/09		408,000	403,647
Videotron 6.375% 12/15/15		25,000	22,125
#Videotron 144A 9.125% 4/15/18		625,000	634,375
*#Vimpelcom 144A 9.125% 4/30/18		6,205,000	4,823,692
Virgin Media Finance 8.75% 4/15/14		1,060,000	895,700
#Vivendi 144A 6.625% 4/4/18		1,375,000	1,325,822
Vodafone Group 5.00% 9/15/15		545,000	480,309
Windstream 8.125% 8/1/13		2,048,000	1,955,840
#XM Satellite Radio 144A 13.00% 8/1/13		420,000	249,900
			64,491,759
Consumer Cyclical – 2.65%
Centex
*4.55% 11/1/10		455,000	404,950
5.125% 10/1/13		205,000	162,975
Corrections Corporation of America 6.25% 3/15/13		310,000	291,400
CVS Caremark
4.875% 9/15/14		1,193,000	1,117,413
5.75% 6/1/17		1,311,000	1,227,156
•DaimlerChrysler Finance North America 3.241% 8/3/09		1,036,000	1,031,565
*Denny's 10.00% 10/1/12		230,000	210,450
*Dollar General 10.625% 7/15/15		1,450,000	1,435,500
DR Horton
6.00% 4/15/11		1,095,000	985,500
7.875% 8/15/11		725,000	656,125

Ford Motor 7.45% 7/16/31		3,537,000	1,538,595
Ford Motor Credit 7.80% 6/1/12		1,465,000	910,291
#Galaxy Entertainment Finance 144A
•8.133% 12/15/10		1,105,000	767,975
9.875% 12/15/12		1,020,000	698,700
Gaylord Entertainment
6.75% 11/15/14		285,000	240,825
8.00% 11/15/13		1,008,000	882,000
General Motors
6.85% 10/15/08		165,000	163,763
*7.20% 1/15/11		1,665,000	982,350
*8.375% 7/15/33		2,326,000	942,030
Global Cash Access/Finance 8.75% 3/15/12		629,000	556,665
•GMAC 4.054% 5/15/09		1,015,000	734,496
Goodyear Tire & Rubber 9.00% 7/1/15		415,000	412,925
*Harrah's Operating 5.50% 7/1/10		515,000	388,825
#Harrah's Operating 144A 10.75% 2/1/16		560,000	288,400
Lear 8.75% 12/1/16		1,341,000	938,700
Levi Strauss 9.75% 1/15/15		430,000	361,200
M/I Homes 6.875% 4/1/12		345,000	277,725
MGM MIRAGE 7.50% 6/1/16		950,000	698,250
Mobile Mini 6.875% 5/1/15		455,000	398,125
*Neiman Marcus Group 10.375% 10/15/15		2,355,000	1,984,087
Pinnacle Entertainment
8.25% 3/15/12		115,000	111,694
8.75% 10/1/13		650,000	625,625
#Pokagon Gaming Authority 144A 10.375% 6/15/14		1,298,000	1,320,715
Ryland Group
5.375% 5/15/12		840,000	688,800
6.875% 6/15/13		810,000	680,400
*Tenneco 8.625% 11/15/14		930,000	744,000
Toll Brothers
8.25% 2/1/11		1,025,000	989,125
8.25% 12/1/11		290,000	279,850
Travelport 9.875% 9/1/14		680,000	557,600
#TRW Automotive 144A 7.00% 3/15/14		435,000	361,050
Wal-Mart Stores 6.20% 4/15/38		1,249,000	1,142,987
			29,190,807
Consumer Non-Cyclical – 3.32%
ACCO Brands 7.625% 8/15/15		231,000	177,870
*Advanced Medical Optics 7.50% 5/1/17		852,000	745,500
Alliance Imaging 7.25% 12/15/12		455,000	416,325
#AmBev International Finance 144A 9.50% 7/24/17	BRL	915,000	351,146
Aramark 8.50% 2/1/15	USD	1,687,000	1,594,215
AstraZeneca 5.90% 9/15/17		897,000	884,731
#Bausch & Lomb 144A 9.875% 11/1/15		3,012,000	2,868,930
Biomet 10.00% 10/15/17		755,000	773,875
*Chiquita Brands International 8.875% 12/1/15		790,000	643,850
Community Health Systems 8.875% 7/15/15		830,000	792,650
*Constellation Brands 8.125% 1/15/12		555,000	541,125
Covidien International Finance
6.00% 10/15/17		1,807,000	1,788,375
6.55% 10/15/37		564,000	543,942
CRC Health 10.75% 2/1/16		422,000	327,050
Del Monte
6.75% 2/15/15		139,000	125,795
8.625% 12/15/12		109,000	108,455
Delhaize America 9.00% 4/15/31		1,045,000	1,099,699
Diageo Capital 5.75% 10/23/17		1,215,000	1,167,945
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		3,050,000	2,949,106
GlaxoSmithKline Capital
4.375% 4/15/14		555,000	527,140
5.65% 5/15/18		1,900,000	1,807,177

HCA 9.25% 11/15/16	2,941,000	2,867,475
HCA PIK 9.625% 11/15/16	367,000	349,568
•HealthSouth 9.133% 6/15/14	1,274,000	1,242,150
Iron Mountain
*6.625% 1/1/16	323,000	305,235
8.00% 6/15/20	920,000	887,800
*Jarden 7.50% 5/1/17	944,000	790,600
Kraft Foods
4.125% 11/12/09	15,000	14,893
6.125% 2/1/18	2,125,000	1,994,098
National Beef Packing 10.50% 8/1/11	541,000	541,000
Quest Diagnostic 5.45% 11/1/15	1,638,000	1,554,948
Select Medical 7.625% 2/1/15	940,000	766,100
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	610,000	567,196
8.03% 10/1/20	205,000	193,030
Tysons Food 6.85% 4/1/16	415,000	344,450
Visant Holding 8.75% 12/1/13	474,000	437,265
Wyeth 5.50% 2/1/14	3,505,000	3,478,367
		36,569,076
Electric – 1.83%
AES
7.75% 3/1/14	136,000	127,160
8.00% 10/15/17	534,000	484,605
#AES 144A
8.00% 6/1/20	1,335,000	1,174,799
8.75% 5/15/13	165,000	166,650
Baltimore Gas & Electric 6.125% 7/1/13	730,000	721,780
Columbus Southern Power 6.05% 5/1/18	560,000	525,137
Commonwealth Edison 6.15% 9/15/17	820,000	776,786
Detroit Edison 5.60% 6/15/18	648,000	604,243
Dominion Resource 6.40% 6/15/18	230,000	220,370
Duquense Light Holdings 5.50% 8/15/15	1,076,000	946,224
Edison Mission Energy 7.625% 5/15/27	1,295,000	1,055,425
Elwood Energy 8.159% 7/5/26	645,081	594,322
Florida Power 6.40% 6/15/38	865,000	821,724
Illinois Power 6.125% 11/15/17	631,000	580,232
ISA Capital do Brasil
*7.875% 1/30/12	225,000	216,563
8.80% 1/30/17	100,000	96,250
#ISA Capital do Brasil 144A
7.875% 1/30/12	1,075,000	1,034,688
8.80% 1/30/17	565,000	543,813
#Korea Southern Power 144A 5.375% 4/18/13	1,259,000	1,226,085
Midamerican Funding 6.75% 3/1/11	20,000	21,298
Midwest Generation 8.30% 7/2/09	177,116	179,446
Mirant North America 7.375% 12/31/13	760,000	718,200
NRG Energy 7.375% 2/1/16	1,210,000	1,092,025
Orion Power Holdings 12.00% 5/1/10	753,000	734,175
Peco Energy 5.35% 3/1/18	530,000	482,337
#Power Contract Financing 144A 6.256% 2/1/10	72,029	72,987
South Carolina Electric & Gas 6.50% 11/1/18	810,000	816,164
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	3,486,000	3,163,546
Union Electric 6.70% 2/1/19	465,000	449,839
#West Penn Power 144A 5.95% 12/15/17	446,000	414,569
		20,061,442
Energy – 2.93%
Apache 6.90% 9/15/18	1,460,000	1,464,740
Chesapeake Energy
6.375% 6/15/15	53,000	47,568
6.625% 1/15/16	702,000	633,555

Complete Production Service 8.00% 12/15/16		359,000	342,845
Compton Petroleum Finance 7.625% 12/1/13		1,109,000	978,693
#Connacher Oil & Gas 144A 10.25% 12/15/15		1,090,000	1,051,850
#Copano Energy 144A 7.75% 6/1/18		455,000	400,400
Dynergy Holdings 7.75% 6/1/19		2,831,000	2,278,954
Enbridge Energy 6.50% 4/15/18		1,160,000	1,072,292
Energy Partners 9.75% 4/15/14		377,000	278,980
Enterprise Products Operating
6.50% 1/31/19		202,000	188,525
*•8.375% 8/1/66		475,000	440,924
Frontier Oil
8.50% 9/15/16		350,000	338,625
Geophysique-Veritas
7.50% 5/15/15		88,000	84,480
7.75% 5/15/17		682,000	651,310
#Helix Energy Solutions Group 144A 9.50% 1/15/16		2,501,000	2,350,939
#Hilcorp Energy I 144A
7.75% 11/1/15		704,000	608,960
9.00% 6/1/16		529,000	484,035
International Coal Group 10.25% 7/15/14		850,000	762,875
#Key Energy Services 144A 8.375% 12/1/14		294,000	283,710
#Lukoil International Finance 144A 6.356% 6/7/17		755,000	575,688
Mariner Energy 8.00% 5/15/17		612,000	520,200
Markwest Energy 8.75% 4/15/18		595,000	568,225
OPTI Canada
7.875% 12/15/14		308,000	274,120
8.25% 12/15/14		829,000	746,100
Petro-Canada 6.05% 5/15/18		1,360,000	1,189,230
PetroHawk Energy 9.125% 7/15/13		606,000	572,670
#PetroHawk Energy 144A 7.875% 6/1/15		490,000	428,750
Petroleum Development 12.00% 2/15/18		510,000	492,150
#Plains All American Pipeline 144A 6.50% 5/1/18		2,025,000	1,829,886
Plains Exploration & Production
7.00% 3/15/17		260,000	227,500
7.625% 6/1/18		1,585,000	1,410,650
Range Resources 7.25% 5/1/18		385,000	365,750
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		425,000	411,944
5.838% 9/30/27		500,000	432,240
Regency Energy Partners 8.375% 12/15/13		453,000	409,965
Siberian Oil 10.75% 1/15/09		30,000	30,323
Suncor Energy 6.50% 6/15/38		474,000	397,266
TNK-BP Finance 7.875% 3/13/18		1,159,000	834,480
TransCanada Pipelines 7.25% 8/15/38		1,350,000	1,301,576
Weatherford International
6.00% 3/15/18		535,000	481,165
6.35% 6/15/17		355,000	329,096
Whiting Petroleum 7.25% 5/1/13		1,317,000	1,228,103
Williams 7.50% 1/15/31		415,000	378,609
XTO Energy
5.50% 6/15/18		1,030,000	912,104
6.75% 8/1/37		1,335,000	1,188,055
			32,280,105
Finance Companies – 1.20%
Capmark Financial Group 6.30% 5/10/17		809,000	318,279
Cardtronics
9.25% 8/15/13		1,060,000	959,300
Caterpillar Financial Services 7.05% 10/1/18		1,110,000	1,110,337
FTI Consulting 7.625% 6/15/13		1,102,000	1,128,173
General Electric Capital
5.125% 1/28/14	SEK	7,400,000	1,040,429
5.875% 1/14/38	USD	2,235,000	1,652,542
•6.50% 2/2/11	NOK	7,500,000	1,237,272

General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	710,131
Hexion US Finance 9.75% 11/15/14	USD	540,000	429,300
•HSBC Financial 3.457% 4/24/10	CAD	694,000	639,056
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	197,440
International Lease Finance
5.35% 3/1/12		818,000	605,965
5.875% 5/1/13		460,000	291,250
6.625% 11/15/13		1,360,000	834,508
#Lender Process Services 144A 8.125% 7/1/16		385,000	377,300
Leucadia National 8.125% 9/15/15		354,000	346,035
#Nuveen Investments 144A 10.50% 11/15/15		1,252,000	970,300
•#Xstrata Finance 144A 3.154% 11/13/09		330,000	323,319
			13,170,936
Industrials – 0.06%
*Sally Holdings 10.05% 11/15/16		735,000	701,925
			701,925
Insurance – 1.61%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		880,000	854,040
•Hartford Financial Services Group 8.125% 6/15/38		4,650,000	3,966,761
@#Max USA Holdings 144A 7.20% 4/14/17		775,000	793,032
MetLife 6.817% 8/15/18		2,410,000	2,284,343
•#Metlife Capital Trust X 144A 9.25% 4/8/38		3,800,000	3,615,699
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		450,000	441,981
∏@Montpelier Re Holdings 6.125% 8/15/13		205,000	203,128
w@•#Twin Reefs Pass Through Trust 144A 3.488% 12/31/49		600,000	60,750
UnitedHealth Group
5.50% 11/15/12		1,576,000	1,507,985
5.80% 3/15/36		1,307,000	994,470
Unitrin 6.00% 5/15/17		821,000	690,535
WellPoint
5.00% 1/15/11		1,111,000	1,105,145
5.00% 12/15/14		878,000	803,574
•#White Mountains Re Group 144A 7.506% 5/29/49		625,000	413,409
			17,734,852
Natural Gas – 0.32%
AmeriGas Partners 7.125% 5/20/16		505,000	454,500
Centerpoint Energy Resources 6.00% 5/15/18		205,000	179,706
El Paso
6.875% 6/15/14		178,000	165,054
7.00% 6/15/17		667,000	599,209
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		337,000	342,942
Ferrellgas Finance Escrow 6.75% 5/1/14		583,000	478,060
Inergy Finance
6.875% 12/15/14		481,000	423,280
8.25% 3/1/16		362,000	334,850
Kinder Morgan Energy Partners 6.95% 1/15/38		625,000	537,153
			3,514,754
Real Estate – 0.18%
Host Hotels & Resorts 7.125% 11/1/13		1,236,000	1,106,220
Regency Centers 5.875% 6/15/17		550,000	487,341
•#USB Realty 144A 6.091% 12/22/49		800,000	368,256
			1,961,817
Technology – 0.63%
Freescale Semiconductor
•6.694% 12/15/14		570,000	384,750
8.875% 12/15/14		1,300,000	903,500
International Business Machines 4.00% 11/11/11	EUR	1,000,000	1,366,098
Sungard Data Systems 10.25% 8/15/15	USD	3,417,000	2,981,332
Xerox 5.50% 5/15/12		1,298,000	1,238,565
			6,874,245

Transportation – 0.40%
Burlington North Santa Fe 5.75% 3/15/18		618,000	593,833
#DP World 144A 6.85% 7/2/37		890,000	660,615
Hertz 8.875% 1/1/14		520,000	451,100
Kansas City Southern de Mexico 9.375% 5/1/12		755,000	773,875
‡Northwest Airlines 10.00% 2/1/09		145,000	1,269
Red Arrow International Leasing 8.375% 3/31/12	RUB	46,340,225	1,643,280
Seabulk International 9.50% 8/15/13	USD	215,000	224,675
			4,348,647
Total Corporate Bonds (cost $366,498,283)			324,208,704
Foreign Agencies – 1.37%Δ
France – 0.06%
France Telecom 7.75% 3/1/11	USD	620,000	651,043
			651,043
Germany – 1.11%
KFW
3.50% 7/4/21	EUR	2,212,000	2,776,349
4.125% 7/4/17	EUR	3,471,000	4,771,743
6.50% 11/15/11	NZD	4,012,000	2,684,055
8.00% 12/21/12	NZD	1,300,000	916,475
Rentenbank 1.375% 4/25/13	JPY	109,000,000	1,025,211
			12,173,833
Republic of Korea – 0.14%
Korea Development Bank 5.30% 1/17/13	USD	1,500,000	1,491,311
			1,491,311
United Arabic Emirates – 0.06%
#Taqa Abu Dhabi National Energy 144A 7.25% 8/1/18	USD	728,000	710,960
			710,960
Total Foreign Agencies (cost $14,971,447)			15,027,147

Municipal Bonds – 0.97%
§California State 5.00% 2/1/33-14		25,000	27,016
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		95,000	88,163
Massachusetts Bay Transportation Authority 5.00% 7/1/19		660,000	679,892
Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A 5.00% 7/15/36		220,000	212,925
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		25,000	21,953
New York State Urban Development Income Series A-1 5.25% 3/15/34 (FGIC)		40,000	38,985
North Texas Tollway Authority Series A
5.50% 1/1/18		530,000	545,041
6.00% 1/1/19		265,000	277,219
6.00% 1/1/20		1,320,000	1,358,544
Oregon State Taxable Pension 5.892% 6/1/27		5,000	5,139
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18		1,555,000	1,625,846
Texas Transportation Community Mobility 5.00% 4/1/19		2,080,000	2,141,859
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		1,060,000	1,095,521
5.00% 11/15/19		1,065,000	1,084,170
University of Texas Financing Authority 5.25% 8/15/18		660,000	700,867
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		850,000	751,545
Total Municipal Bonds (cost $11,158,385)			10,654,685

Non-Agency Asset-Backed Securities – 5.28%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.47% 2/15/12		4,785,000	4,715,831
Series 2007-A2 A2 2.51% 6/17/13		5,200,000	5,010,707
Series 2008-A5 A5 3.69% 12/16/13		2,460,000	2,416,360
Series 2008-A7 A7 3.19% 12/15/14		1,175,000	1,080,310
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		1,220,000	1,179,393
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		1,275,000	1,259,218
Series 2008-1 A3A 3.86% 8/15/12		1,000,000	975,256
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		900,000	790,038
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		325,000	323,445
Series 2008-A A3 4.94% 4/25/14		1,680,000	1,630,485

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	734,430	701,600
Chase Issuance Trust
•Series 2005-A8 2.53% 10/15/12	2,600,000	2,525,902
•Series 2008-A6 A 3.69% 5/15/15	3,000,000	2,904,652
Series 2008-A9 A9 4.26% 5/15/13	1,230,000	1,198,474
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	1,797,000	1,623,846
•Series 2007-A6 A6 2.78% 7/12/12	10,500,000	10,210,331
Citicorp Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,265,014
Series 2006-3 A6 5.703% 11/25/36	2,000,000	1,636,571
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	470,000	468,212
•Series 2007-B A3B 3.09% 10/17/11	275,000	269,615
•Series 2007-C A2 3.34% 9/15/10	443,040	443,019
Series 2008-A3 4.12% 5/15/12	480,000	461,564
Series 2008-A A4A 4.93% 8/15/14	755,000	708,540
Series 2008-B A3A 4.78% 7/16/12	775,000	758,161
•Countrywide Asset-Backed Certificates Series 2006-11 1AF3 6.05% 9/25/46	660,000	475,298
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	1,075,000	1,052,613
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,800,000	1,560,137
Series 2008-A4 A4 5.65% 12/15/15	530,000	504,858
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,040,000	1,749,280
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	870,000	855,189
∏@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	139,891
•#Golden Credit Card Trust Series 2008-3 A 144A 3.49% 7/15/17	1,200,000	1,146,144
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	611,719	612,612
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	325,000	324,877
Series 2008-A A3 4.93% 12/17/12	900,000	889,560
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	945,000	925,292
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	151,384	133,975
•MBNA Credit Card Master Note Trust Series 2005-A4 2.53% 11/15/12	720,000	701,412
∏@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.367% 3/25/37	130,000	101,778
Mid-State Trust
Series 11 A1 4.864% 7/15/38	16,216	14,848
Series 2005-1 A 5.745% 1/15/40	181,368	159,207
#Mid-State Trust Series 2006-1 A 144A 5.787% 10/15/40	219,914	209,960
∏@•Residential Asset Securities Series 2006-KS3 AI3 3.377% 4/25/36	105,000	93,610
RSB Bondco Series 2007-A A2 5.72% 4/1/18	555,000	536,922
•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 2.54% 8/15/11	500,000	485,000
∏@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	37,979	30,686
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	880,000	860,193
Total Non-Agency Asset-Backed Securities (cost $60,515,550)		58,119,886
Non-Agency Collateralized Mortgage Obligations – 5.34%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.415% 1/25/36	1,019,870	862,448
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	953,156	773,844
Series 2004-2 1A1 6.00% 3/25/34	2,511	2,039
Series 2004-10 1CB1 6.00% 11/25/34	69,895	60,240
Series 2004-11 1CB1 6.00% 12/25/34	4,258	3,670
Series 2005-1 2A1 5.50% 2/25/20	578,040	524,752
Series 2005-3 2A1 5.50% 4/25/20	79,538	72,206
Series 2005-5 2CB1 6.00% 6/25/35	155,521	126,264
Series 2005-6 7A1 5.50% 7/25/20	286,747	260,312
Series 2005-9 5A1 5.50% 10/25/20	384,149	348,735
•Series 2005-I 4A1 5.269% 10/25/35	32,599	27,375
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,145,825	1,028,021
Series 2006-5 2A10 5.75% 9/25/36	1,850,000	1,756,980

Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33	35	35
Series 2005-9 2A1 4.75% 10/25/20	651,681	594,863
•Series 2005-A 1A1 6.276% 2/25/35	33,477	26,112
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.474% 5/25/47	1,457,634	1,225,271
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	304,392	249,050
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	524,725	494,718
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.082% 8/25/34	1,713,924	1,518,148
Series 2007-AR5 1AB 5.612% 4/25/37	712,513	514,487
Series 2007-AR8 1A3A 6.028% 8/25/37	1,251,214	1,023,227
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	889,348	766,507
•Series 2004-J7 1A2 4.673% 8/25/34	3,495	3,431
Countrywide Alternative Loan Trust
∏@•Series 2005-63 3A1 5.891% 11/25/35	349,103	250,275
Series 2006-2CB A3 5.50% 3/25/36	239,967	218,790
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.813% 5/25/33	485	474
∏@•Series 2004-12 1M 4.725% 8/25/34	196,106	117,481
∏@•Series 2004-HYB4 M 4.583% 9/20/34	406,358	341,280
Series 2005-23 A1 5.50% 11/25/35	2,537,734	2,276,825
•Series 2005-HYB8 4A1 5.569% 12/20/35	27,856	19,370
Series 2006-1 A2 6.00% 3/25/36	625,208	538,851
Series 2006-1 A3 6.00% 3/25/36	152,667	123,946
Series 2006-17 A5 6.00% 12/25/36	458,632	441,785
•Series 2006-HYB1 3A1 5.248% 3/20/36	943,247	631,213
∏@•Series 2006-HYB3 3A1A 6.063% 5/20/36	373,585	320,808
∏@•Series 2006-HYB4 1A2 5.597% 6/20/36	29,967	13,911
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	86,949	70,945
Series 2004-1 3A1 7.00% 2/25/34	40,774	36,531
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	1,738	1,743
•Series 2004-AR5 4A1 5.70% 10/25/34	77,216	66,003
•Series 2007-AR2 1A1 5.848% 8/25/37	1,283,280	1,003,495
•Series 2007-AR3 2A2 6.292% 11/25/37	2,887,578	2,417,547
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35	1,721,626	1,438,906
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	251,923	251,908
Series 2005-RP1 1A4 8.50% 1/25/35	197,754	200,848
Series 2006-RP1 1A2 7.50% 1/25/36	304,379	301,959
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	204,792	156,026
•Series 2006-AR1 3A1 5.371% 1/25/36	560,001	474,468
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.814% 12/25/35	65,626	47,123
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.848% 12/25/34	948,114	865,940
Series 2005-A1 4A1 4.776% 2/25/35	101,921	89,015
Series 2005-A4 1A1 5.397% 7/25/35	882,438	766,622
Series 2005-A6 1A2 5.14% 9/25/35	1,060,000	866,255
Series 2005-A8 2A1 4.946% 11/25/35	2,195,129	2,051,414
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	226,084	208,544
Series 2006-1 3A3 5.50% 2/25/36	22,003	20,206
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.492% 12/25/33	1,648	1,654
Series 2005-6 7A1 5.335% 6/25/35	225,740	191,557
Series 2006-2 4A1 4.981% 2/25/36	49,041	40,635
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	44,365	41,606

#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	380,714	389,497
Series 2005-2 1A4 8.00% 5/25/35	236,347	243,052
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	182,000	122,907
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	7,984	7,280
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	30,662	31,455
Series 2004-SL4 A3 6.50% 7/25/32	140,799	123,243
Series 2005-SL1 A2 6.00% 5/25/32	77,304	74,864
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.035% 9/25/36	576,121	481,028
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	81,649	68,143
• ∏@Series 2005-22 4A2 5.371% 12/25/35	20,511	11,685
• ∏@Series 2006-5 5A4 5.519% 6/25/36	50,255	28,961
Structured Asset Securities
•Series 2002-22H 1A 6.936% 11/25/32	1,247	1,102
Series 2004-12H 1A 6.00% 5/25/34	364,438	328,678
wWashington Mutual Alternative Mortgage Pass Through Certificates
∏@Series 2005-1 5A2 6.00% 3/25/35	171,577	147,878
Series 2005-9 3CB 5.50% 10/25/20	234,235	207,957
Series 2006-5 2CB3 6.00% 7/25/36	573,094	535,181
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34	286,950	261,663
Series 2004-CB3 4A 6.00% 10/25/19	79,877	74,960
∏@•Series 2006-AR8 2A3 6.128% 8/25/36	15,291	9,988
•Series 2006-AR10 1A1 5.931% 9/25/36	513,551	398,586
•Series 2006-AR14 1A4 5.647% 11/25/36	240,273	185,413
•Series 2006-AR14 2A1 5.758% 11/25/36	2,952,939	2,321,304
•Series 2007-HY1 1A1 5.711% 2/25/37	2,091,509	1,539,648
•Series 2007-HY2 3A1 5.923% 9/25/36	49,885	40,140
•Series 2007-HY3 4A1 5.348% 3/25/37	2,624,403	2,199,850
•Series 2007-HY6 2A2 5.285% 6/25/37	1,359,607	1,136,413
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E A2 4.50% 5/25/34	38,351	34,258
•Series 2004-EE 2A1 4.109% 12/25/34	456,766	421,995
•Series 2004-O A1 4.891% 8/25/34	3,869,310	3,400,375
•Series 2004-T A1 5.172% 9/25/34	56,799	49,736
Series 2005-12 1A7 5.50% 11/25/35	445,673	390,939
Series 2005-17 1A2 5.50% 1/25/36	363,520	318,875
Series 2005-18 1A1 5.50% 1/25/36	52,523	47,123
•Series 2005-AR16 6A4 5.001% 10/25/35	1,640,221	1,272,259
Series 2006-1 A3 5.00% 3/25/21	720,414	664,808
Series 2006-2 3A1 5.75% 3/25/36	1,246,366	1,055,906
Series 2006-3 A11 5.50% 3/25/36	2,555,000	2,003,174
Series 2006-4 1A8 5.75% 4/25/36	17,215	16,882
Series 2006-4 2A3 5.75% 4/25/36	233,092	151,583
•Series 2006-AR5 2A1 5.539% 4/25/36	426,452	340,229
•Series 2006-AR6 7A1 5.113% 3/25/36	3,461,127	2,868,542
•Series 2006-AR10 5A1 5.594% 7/25/36	895,892	718,564
•Series 2006-AR11 A7 5.511% 8/25/36	2,135,439	1,326,483
•Series 2006-AR12 1A2 6.03% 9/25/36	291,774	246,648
•Series 2006-AR14 2A4 6.085% 10/25/36	317,609	229,957
•Series 2006-AR18 2A2 5.714% 11/25/36	954,078	768,461
•Series 2006-AR19 2A2 5.63% 12/25/36	1,258,159	1,056,353
Series 2007-8 2A6 6.00% 7/25/37	310,000	273,803
Series 2007-13 A7 6.00% 9/25/37	1,154,973	983,892
Total Non-Agency Collateralized Mortgage Obligations (cost $68,590,347)		58,780,415

Regional Agencies – 0.60%Δ
Australia – 0.60%
New South Wales Treasury 6.00% 5/1/12	AUD	3,882,000	3,078,644
Queensland Treasury 6.00% 8/14/13	AUD	4,370,000	3,479,131
Total Regional Agency (cost $7,079,912)			6,557,775

Regional Authorities – 0.10% Δ
Canada – 0.10%
Quebec Province 4.50% 12/1/18	CAD	1,255,000	1,151,268
Total Regional Authorities (cost $1,248,129)			1,151,268

«Senior Secured Loans – 2.64%
Advanced Medical Term Tranche Loan B 4.424% 4/2/14	USD	583,523	509,124
Allied Barton 7.75% 12/30/15		473,400	459,198
Allied Waste North America
4.301% 3/28/14		316,988	308,006
4.747% 3/28/14		443,569	430,887
Alltel Communication Term Tranche Loan B 5.564% 5/15/15		1,044,603	1,012,612
Anchor Glass 8.681% 6/20/14		662,857	644,629
Aramark 4.676% 1/26/14		54,970	48,195
Aramark Term Tranche Loan B 4.676% 1/26/14		865,258	758,615
Bausch & Lomb
Term Tranche Loan B 6.051% 4/11/15		553,287	518,079
Term Tranche Loan DD 6.051% 4/11/15		139,367	130,498
BE Aerospace 5.79% 7/28/14		349,125	340,397
Charter Communications 4.899% 3/6/14		553,213	442,648
Community Health Systems
Term Tranche Loan B 4.899% 7/2/14		899,021	794,231
Term Tranche Loan DD 4.899% 8/25/14		45,979	40,620
Cricket Communications 6.50% 6/16/13		582,023	558,745
Crown Castle Term Tranche Loan B 4.301% 3/6/14		731,892	647,725
CSC Holdings Term Tranche Loan B 6.263% 3/30/13		674,796	599,219
DR Pepper Snapple Group 5.75% 4/10/13		510,886	498,114
Energy Futures Holdings 7.946% 10/10/14		797,965	674,280
Ford Motor Term Tranche Loan B 7.588% 11/29/13		3,008,441	2,008,134
Freescale Semiconductor 4.221% 12/1/13		352,024	289,101
General Motors Term Tranche Loan B 6.378% 11/17/13		1,745,000	1,134,983
Georgia Pacific Term Tranche Loan B 4.449% 12/20/12		533,329	468,185
Goodyear Tire & Rubber 2 Lien 4.54% 4/30/14		475,000	404,225
Graham Packaging International
Term Tranche Loan B 4.986% 10/7/11		553,192	498,761
Term Tranche Loan C 6.768% 5/16/14		691,525	623,669
Hawker Beechcraft 2.701% 3/26/14		26,156	23,018
Hawker Beechcraft Term Tranche Loan B 4.801% 3/26/14		446,577	389,761
HCA 5.051% 11/18/13		779,023	693,615
HealthSouth Term Tranche Loan B 7.009% 3/10/13		479,211	438,212
Hexion Specialty 7.42% 5/5/13		379,030	291,012
Idearc Term Tranche Loan B 4.787% 11/1/14		295,500	177,055
Invitrogen Term Tranche Loan B 5.818% 6/11/15		475,000	464,909
Lear Term Tranche Loan B 5.446% 4/25/12		478,547	375,360
Lender Processing Term Tranche Loan B 4.963% 6/18/14		503,738	497,441
Lyondell Chemical Term Tranche Loan U2 7.00% 12/30/15		508,725	361,195
MacDermid 4.696% 4/12/14		353,898	322,047
MetroPCS Wireless Term Tranche Loan B 5.078% 2/20/14		552,433	496,499
Momentive Performance Materials Term Tranche Loan B 5.051% 12/4/13		355,000	311,734
Newpage Term Tranche Loan B 6.313% 12/21/14		553,213	508,577
Northwest Airlines 6.588% 8/21/13		255,000	225,038
NRG Energy 4.809% 2/1/13		233,244	203,943
NRG Energy Term Tranche Loan B 4.559% 2/1/13		476,756	419,493
Nuveen Investment Term Tranche Loan B 5.483% 11/13/14		920,973	790,195
Panamsat
Term Tranche Loan BA 5.288% 1/3/14		309,385	277,673
Term Tranche Loan BB 5.288% 1/3/14		309,478	277,757
Term Tranche Loan BC 5.288% 1/3/14		309,385	277,673
Solar Capital 4.508% 2/11/13		553,185	484,039

Sungard 8.00% 12/30/15		250,000	238,750
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14		1,205,000	1,174,875
Time Warner Telecom Holdings 4.381% 1/7/13		683,319	642,319
Windstream Term Tranche Loan B 6.48% 7/17/13		3,116,261	2,905,912
Wrigley 6.50% 7/17/14		595,000	585,867
York Label 8.00% 8/8/14		350,000	329,000
Total Senior Secured Loans (cost $31,561,353)			29,025,849

Sovereign Agencies – 0.28%
Brazil – 0.09%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.369% 6/16/18	USD	1,120,000	991,200
			991,200
Norway – 0.19%
Kommunalbanken
4.25% 10/24/11	NOK	5,340,000	877,252
8.00% 10/19/10	NZD	1,760,000	1,208,304
			2,085,556
Total Sovereign Agencies (cost $3,334,312)			3,076,756

Sovereign Debt – 10.01%Δ
Austria – 0.32%
#Republic of Austria 144A 4.00% 9/15/16	EUR	2,567,000	3,547,157
			3,547,157
Canada – 0.29%
Canadian Government 4.25% 6/1/18	CAD	3,254,000	3,188,113
			3,188,113
France – 0.39%
France Government O.A.T.
4.00% 10/25/38	EUR	1,705,000	2,119,076
4.00% 4/25/55	EUR	1,753,000	2,133,793
			4,252,869
Germany – 4.21%
Bundesobligation
3.50% 10/14/11	EUR	7,622,400	10,686,433
3.50% 4/12/13	EUR	18,062,700	25,119,140
4.25% 10/12/12	EUR	30,000	42,985
Deutschland Republic
4.00% 1/4/18	EUR	3,055,200	4,308,797
4.25% 7/4/17	EUR	1,989,000	2,852,412
5.625% 1/4/28	EUR	2,070,000	3,266,282
			46,276,049
Indonesia – 0.25%
Republic of Indonesia
8.50% 10/12/35	USD	960,000	955,618
10.25% 7/15/27	IDR	21,709,000,000	1,797,649
			2,753,267
Japan – 1.29%
Japan Government
5 yr Bond 1.30% 6/20/13	JPY	545,650,000	5,193,744
10 yr Bond 1.70% 3/20/17	JPY	206,200,000	1,998,598
20 yr Bond 2.30% 6/20/26	JPY	588,900,000	5,719,137
30 yr Bond 2.40% 3/20/37	JPY	134,100,000	1,287,579
			14,199,058
Malaysia – 0.23%
Malaysian Government
3.718% 6/15/12	MYR	4,476,000	1,285,938
3.756% 4/28/11	MYR	1,601,000	463,002
7.00% 3/15/09	MYR	2,557,000	753,856
			2,502,796

Mexico – 0.64%
Mexican Government
8.00% 12/23/10	MXN	11,097,000	1,015,741
9.00% 12/20/12	MXN	11,671,600	1,093,801
*Mexican Government International Bond 5.625% 1/15/17	USD	5,034,000	4,928,287
			7,037,829
Philippines – 0.13%
*Philippines Government 6.375% 1/15/32	USD	1,530,000	1,424,813
			1,424,813
Poland – 0.44%
Poland Government
4.75% 4/25/12	PLN	7,272,000	2,892,661
5.25% 10/25/17	PLN	2,169,000	863,892
6.25% 10/24/15	PLN	2,557,000	1,080,591
			4,837,144
Republic of Korea – 0.10%
Government of South Korea 4.25% 12/7/21	EUR	969,000	1,151,827
			1,151,827
Russia – 0.51%
Russia Government 7.50% 3/31/30	USD	5,432,275	5,568,897
			5,568,897
Sweden – 0.04%
Sweden Government 5.50% 10/8/12	SEK	3,180,000	488,687
			488,687
Ukraine – 0.04%
#Ukraine Government 144A 6.75% 11/14/17	USD	662,000	469,100
			469,100
United Arabic Emirates – 0.21%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	2,200,000	2,312,090
			2,312,090
United Kingdom – 0.92%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	397,000	357,300
U.K. Treasury
5.00% 3/7/12	GBP	2,121,700	3,877,132
5.00% 3/7/18	GBP	2,210,300	4,094,754
5.25% 6/7/12	GBP	369,000	680,225
9.00% 7/12/11	GBP	546,000	1,094,505
			10,103,916
Total Sovereign Debt (cost $113,905,751)			110,113,612

Supranational Banks – 2.93%
Asia Development Bank 0.50% 10/9/12	AUD	768,000	488,388
European Bank for Reconstruction & Development 6.50% 12/20/10	RUB	16,800,000	638,347
European Investment Bank
1.40% 6/20/17	JPY	277,300,000	2,594,460
4.25% 12/7/10	GBP	835,000	1,471,983
4.75% 10/15/17	EUR	1,582,000	2,265,349
5.75% 9/15/09	AUD	2,194,000	1,724,892
6.00% 8/14/13	AUD	6,579,000	5,146,092
7.00% 1/18/12	NZD	4,034,000	2,736,996
7.75% 10/26/10	NZD	3,207,000	2,194,023
11.25% 2/14/13	BRL	5,000,000	2,583,456
Inter-American Development Bank
5.75% 6/15/11	AUD	2,822,000	2,206,565
7.25% 5/24/12	NZD	6,286,000	4,305,966
9.00% 8/6/10	BRL	601,000	304,753
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	26,700,000	1,013,736
12.25% 8/4/10	BRL	1,672,000	890,220
Nordic Investment Bank 1.70% 4/27/17	JPY	170,000,000	1,630,319
Total Supranational Banks (cost $33,804,523)			32,195,545

U.S. Treasury Obligations – 3.19%
U.S. Treasury Inflation Index Notes
1.625% 1/15/15	USD	2,343,852	2,282,877
*1.625% 1/15/18		5,826,279	5,520,405
3.00% 7/15/12		409,762	426,633
3.875% 1/15/09		368,778	367,885
U.S. Treasury Bonds
3.125% 9/30/13		17,980,000	18,109,240
*4.375% 2/15/38		1,775,000	1,798,158
*¥U.S. Treasury Notes 4.00% 8/15/18		6,505,000	6,599,531
Total U.S. Treasury Obligations (cost $35,690,557)			35,104,729

		Number of
		Shares
Common Stock – 0.01%
†Adelphia Recovery Trust Series Arahova		1	0
†Bway Holding		7,820	91,729
†Century Communications		2,500,000	0
†Mirant		116	2,122
†Northwest Airlines		105	948
†∏@=Port Townsend		685	7
†Time Warner Cable Class A		7	169
Total Common Stock (cost $607,493)			94,975

Convertible Preferred Stock – 0.02%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10		1,500	124,875
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		9,100	80,899
Total Convertible Preferred Stock (cost $315,973)			205,774

Preferred Stock – 0.47%
•JPMorgan Chase 7.90%		4,615,000	3,895,664
•PNC Funding 8.25%		1,375,000	1,288,678
∏@=Port Townsend		137	33,365
Total Preferred Stock (cost $5,999,018)			5,217,707

Warrant – 0.00%
∏†@=Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠Discount Note – 0.44%
Federal Home Loan Bank 0.10% 10/1/08	USD	4,858,999	4,858,999
Total Discount Note (cost $4,858,999)			4,858,999

Repurchase Agreement** – 6.32%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $69,536,397
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $70,968,078)		69,536,107	69,536,107
Total Repurchase Agreement (cost $69,536,107)			69,536,107

Total Value of Securities Before Securities Lending Collateral – 100.86%
(cost $1,179,589,936)			1,109,624,427

		Number of
		Shares
Securities Lending Collateral*** – 8.30%
Investment Companies
Mellon GSL DBT II Collateral Fund		91,339,912	91,339,912
Total Securities Lending Collateral (cost $91,339,912)			91,339,912

Total Value of Securities – 109.16%
(cost $1,270,929,848)	1,200,964,339 ©
Obligation to Return Securities Lending Collateral*** – (8.30%)	(91,339,912)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.86%)	(9,453,191)
Net Assets Applicable to 117,804,452 Shares Outstanding – 100.00%	$1,100,171,236

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
ISK – Iceland Krona
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
*Fully or partially on loan.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $88,829,822, which represented 8.07% of Series’ net assets. See Note 8 in "Notes."
@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $4,484,392, which represented 0.41% of the Series’ net assets. See Note 8 in “Notes.”
PRestricted Security. investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of the restricted security was $2,428,052 or 0.22% of the Series’ net assets.See Note 8 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $223,255, which represented 0.02% of the Series’ net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non-income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
≠The rate shown is the effective yield as of the time of purchase.
**See Note 1 in "Notes."
***See Note 7 in "Notes."
©Includes $88,033,348 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
O.A.T. – Obligation Assimilable au Trsor (Treasury Obligation)
PIK – Pay-in-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	2,189,000	USD	(1,819,059)	10/1/08	$ (89,202)
AUD	(8,665,237)	USD	7,178,082	10/31/08	336,634
AUD	(9,107,716)	USD	7,648,477	10/31/08	457,680
BRL	(7,140,801)	USD	3,875,604	10/31/08	121,638
CAD	(918,766)	USD	889,415	10/31/08	24,779
CAD	332,136	USD	(321,526)	10/31/08	(8,958)
CHF	1,250,033	USD	(1,154,339)	10/31/08	(38,137)
EUR	3,652,558	ISK	(455,395,583)	10/31/08	851,631
EUR	1,054,503	PLN	(3,520,142)	10/31/08	29,672
EUR	31,422	USD	(46,251)	10/31/08	(1,882)
EUR	1,800,700	USD	(2,644,868)	10/31/08	(102,241)
EUR	17,599,344	USD	(25,717,317)	10/31/08	(866,664)
EUR	(1,594,903)	USD	2,342,593	10/31/08	90,556
EUR	(5,026,608)	USD	7,382,831	10/31/08	285,152
EUR	(8,218,654)	USD	12,105,091	10/31/08	500,175
EUR	(25,921,272)	USD	37,904,060	10/31/08	1,302,666
GBP	(1,070,261)	USD	1,963,768	10/31/08	56,475
GBP	(1,174,995)	USD	2,173,741	10/31/08	79,803
GBP	(3,829,374)	USD	7,088,363	10/31/08	264,103
GBP	335,550	USD	(615,685)	10/31/08	(17,706)
IDR	(9,677,591)	USD	5,213,157	10/31/08	(54,648)
ILS	15,593,620	USD	(4,475,139)	10/31/08	30,870
ISK	(109,010)	USD	1,126,369	10/1/08	99,281
JPY	783,804,000	USD	(7,429,422)	10/31/08	(21,037)
JPY	5,273,958,232	USD	(49,730,176)	10/31/08	118,403
JPY	(1,082,882)	USD	10,283,134	10/31/08	47,916
JPY	(242,434,916)	USD	2,308,244	10/31/08	16,790
MXN	465,000	USD	(43,007)	10/31/08	(663)
MXN	36,085,288	USD	(3,328,287)	10/31/08	(42,296)
MXN	(72,013,717)	USD	6,656,456	10/31/08	98,757
MXN	(80,101,224)	USD	7,388,049	10/31/08	93,887
MXN	(94,637,385)	USD	8,670,000	10/1/08	16,213
MYR	9,674,352	USD	(2,812,312)	10/31/08	7,213
MYR	(6,484,597)	USD	1,885,057	10/31/08	(4,835)
MYR	(11,982,384)	USD	3,483,251	10/31/08	(8,934)
NOK	13,870,284	USD	(2,450,559)	10/31/08	(94,752)
NOK	(11,515,590)	USD	2,013,308	10/31/08	57,436
NZD	195,500	USD	(132,549)	10/1/08	(1,730)
NZD	(20,974,234)	USD	14,293,103	10/31/08	313,297
NZD	(103,302)	USD	69,907	10/31/08	1,053
PLN	593,574	USD	(264,917)	10/31/08	(18,845)
PLN	(593,574)	USD	263,623	10/31/08	17,551
PLN	(8,001,349)	USD	3,482,356	10/31/08	165,320
RUB	43,933,917	USD	(1,793,221)	10/31/08	(88,483)
SEK	11,048,198	EUR	(1,178,826)	10/31/08	(67,595)
SEK	14,046,444	USD	(2,210,646)	10/31/08	(180,341)
SEK	(14,940,735)	USD	2,351,390	10/31/08	191,823
					$3,967,825

Futures Contracts[2]
					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy		Cost	Value	Expiration Date	(Depreciation)
39	Euro Bond	$6,416,836	$6,316,704	12/8/08	$(100,132)
6	Japanese Treasury 10 yr Notes	7,708,738	7,759,657	12/11/08	50,919
69	Long Gilt Bond	14,145,125	13,756,465	12/29/08	(388,660)
1,075	U.S. Treasury 5 yr Notes	120,943,688	120,651,953	12/31/08	(291,735)
		$149,214,387			$(729,608)

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Century Tel 5 yr CDS	$2,960,000	1.71%	9/20/13	$(22,281)
Goldman Sachs
CDX High Yield 10.1 yr CDS	8,760,000	5.00%	6/20/13	299,992
Kraft Food 10 yr CDS	2,075,000	0.77%	12/20/17	34,214
JPMorgan Chase
Embarq
6 yr CDS	315,000	2.60%	9/20/14	14,127
7 yr CDS	985,000	0.77%	9/20/14	127,878
Republic of Indonesia 5 yr CDS	3,896,000	2.61%	9/20/13	77,869
	$18,991,000			$531,799

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
3See Note 6 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust – Delaware VIP® Diversified Income Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Series certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,272,135,121
Aggregate unrealized appreciation	4,810,114
Aggregate unrealized depreciation	(75,980,896)
Net unrealized depreciation	$(71,170,782)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Securities	Derivatives
Level 1	$200,645,898	$-
Level 2	982,990,183	3,770,016
Level 3	17,328,258	-
Total	$1,200,964,339	$3,770,016

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$31,878,794
Net realized gain (loss)	4,182,139,036
Net change in unrealized
appreciation/(depreciation)	(4,184,748,221)
Net purchases, sales and settlements	(5,526,101)
Net transfers in and/or out of Level 3	(6,415,250)
Balance as of 9/30/08	$17,328,258

Net change in unrealized
appreciation/depreciation from
Investments still held as of 9/30/08	$(1,832,189)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Written Options
During the period ended September 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written options contracts outstanding at September 30, 2008.

Transactions in written options during the period ended September 30, 2008 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	-	$-
Options written	6,150	3,910,987
Options expired	(1,820)	(1,192,977)
Options terminated in closing purchase transactions	(4,330)	(2,718,010)
Options outstanding at September 30, 2008	-	$-

6. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2008, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $88,033,348, for which the Series received collateral, comprised of non-cash collateral valued at $851,912, and cash collateral of $91,339,912. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

9. Subsequent Event
On September 15, 2008, Lehman Brothers Holdings Inc. (Lehman) filed a voluntary petition for bankruptcy relief under chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York. Subsequently, several Lehman affiliates, including the following entities filed for similar relief in the same court: Lehman Brothers Special Financing Inc. on October 3, 2008; and Lehman Brothers Commercial Corporation on October 5, 2008. On October 11, 2008, Lehman and its affiliates filed a motion, which was approved on October 16, 2008, requesting joint administration of these chapter 11 cases in the United States Bankruptcy Court for the Southern District of New York.

The Series intends to file a proof of claims against the entities listed above. As of the date of this N-Q, the total value of the claims expected to be filed by the Series is approximately $4,753,953.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Emerging Market Series

September 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.21%Δ
Argentina – 3.48%
*Cresud ADR	630,209	$6,617,195
†Empresa Distribuidora Y Comercializadora Norte ADR	200,000	1,300,000
†#Grupo Clarin Class B 144A GDR	209,100	1,189,026
*†Grupo Financiero Galicia ADR	214,200	1,000,314
*IRSA Inversiones y Representaciones GDR	317,500	2,308,225
†Petrobras Energia Participaciones ADR	202,200	1,989,648
†Telecom Argentina ADR	110,000	1,347,500
		15,751,908
Australia – 0.11%
±†Alara Uranium	119,472	5,387
±*†Strike Resources	907,648	485,852
		491,239
Brazil – 13.75%
AES Tiete	359,636	2,722,510
Centrais Eletricas Brasileiras	1,216,923	17,669,758
Cia Vale do Rio Doce ADR	78,502	1,389,485
*Cia Vale do Rio Doce ADR	133,400	2,554,610
†CSU Cardsystem	309,600	463,863
Energias do Brasil	693,700	8,533,582
*Gol Linhas Aereas Inteligentes ADR	83,900	545,350
†Lupatech	14,800	280,097
Petroleo Brasileiro ADR	484,000	18,111,281
Petroleo Brasileiro SA ADR	118,700	5,216,865
*†Tim Participacoes ADR	104,600	2,181,956
†Triunfo Participacoes e Investimentos	61,000	110,635
*Votorantim Celulose e Papel ADR	158,600	2,444,026
		62,224,018
China – 9.83%*
*†51job ADR	67,300	619,160
±Beijing Capital International Airport	200,000	165,199
*China Netcom Group ADR	118,300	5,380,284
China Petroleum & Chemical ADR	27,400	2,146,242
±China Telecom	6,918,000	2,839,172
±*China Unicom	3,327,021	5,005,178
*China Unicom ADR	282,500	4,271,400
±*†China Water Affairs Group	984,866	171,477
±†Chongqing Machinery & Electric	10,000,000	759,854
±CNPC	3,456,900	1,471,863
±First Pacific	2,682,000	1,419,079
±Fountain Set Holdings	1,987,200	160,781
±*†Foxconn International Holdings	1,250,000	559,164
±*Johnson Electric Holdings	14,400	5,411
±PetroChina	2,128,000	2,209,123
PetroChina ADR	72,400	7,437,652

±Road King Infrastructure	168,300	97,887
±Sinotrans	4,379,000	855,515
*†Spreadtrum Communications ADR	138,300	311,175
±Texwinca Holdings	2,414,000	1,999,744
±†Tom Group	26,542,000	1,347,574
±TravelSky Technology Class H	2,806,700	1,394,183
±*Yue Yuen Industrial Holdings	1,409,000	3,849,023
		44,476,140
Colombia – 0.30%
#Almacenes Exito 144A GDR	274,500	1,363,222
		1,363,222
France – 0.58%
±*Vallourec	12,164	2,624,256
		2,624,256
Hungary – 0.55%
±*OTP Bank	69,034	2,497,333
		2,497,333
India – 2.18%
ICICI Bank ADR	149,200	3,509,184
±†Indiabulls Real Estate GDR	44,628	167,801
*#Reliance Industries 144A GDR	72,404	6,009,532
†Sify ADR	102,500	180,400
		9,866,917
Indonesia – 1.84%
±Aneka Tambang	7,313,000	1,111,308
±Gudang Garam	4,842,227	3,000,875
±†Indika Energy	807,000	175,427
±Medco Energi Internasional	3,000,000	1,137,903
±Tambang Batubara Bukit Asam	2,935,775	2,877,521
		8,303,034
Israel – 1.11%
±Israel Chemicals	336,241	5,005,693
		5,005,693
Kazakhstan – 0.83%
KazMunaiGas Exploration Production GDR	243,186	3,769,383
		3,769,383
Malaysia – 3.37%
±Bursa Malaysia	1,032,700	1,929,238
±Eastern & Oriental	4,015,375	943,825
±Hong Leong Bank	2,376,217	3,903,757
±KLCC Property Holdings	1,766,200	1,394,927
±Media Prima	1,055,500	403,305
±MISC-Foreign	404,412	961,662
±Oriental Holdings	1,436,600	2,265,076
±Tanjong	379,610	1,452,054
±UEM World	2,846,150	1,985,665
		15,239,509
Mexico – 7.90%
America Movil Series L ADR	78,000	3,616,080
*†Bolsa Mexicana de Valores	557,718	464,087

Cemex ADR	191,797	3,302,744
*Consorcio	2,224,100	1,240,588
Fomento Economico Mexicano ADR	176,000	6,712,640
*†Gruma ADR	303,900	2,431,200
Grupo Mexico Series B	1,372,254	1,443,031
*Grupo Televisa ADR	756,700	16,549,030
		35,759,400
Pakistan – 0.13%
Oil & Gas Development GDR	48,282	582,653
		582,653
Peru – 0.77%
*Cia de Minas Buenaventura ADR	147,600	3,465,648
		3,465,648
Philippines – 0.33%
Philippine Long Distance Telephone ADR	26,400	1,487,376
		1,487,376
Poland – 1.85%
±Polski Koncern Naftowy Orlen	293,760	4,240,734
±Telekomunikacja Polska	434,628	4,145,154
		8,385,888
Republic of Korea – 13.45%
±Cheil Industries	28,260	1,241,410
±CJ	51,355	2,031,627
±†D&Shop	279,500	705,034
±Daelim Industrial	11,659	724,333
±GS Holdings	50,000	1,286,140
±Hana Financial Group	53,600	1,260,525
±Hyundai Elevator	20,899	1,393,112
†KB Financial Group ADR	174,500	7,972,906
±Korea Electric Power	127,730	3,214,371
*Korea Electric Power ADR	484,500	6,002,955
±KT	112,200	3,874,240
*†LG Display ADR	148,100	1,880,870
±Lotte Confectionery	3,008	2,587,254
±Samsung C&T	37,471	1,660,665
±Samsung Electronics	22,930	10,507,700
±SK	9,171	853,967
±SK Communications	107,325	1,057,154
±†SK Energy	44,113	3,342,315
±SK Telecom	13,785	2,359,608
*SK Telecom ADR	366,300	6,893,766
		60,849,952
Russia – 7.35%
†Chelyabinsk Zink Plant GDR	77,800	270,744
=†Fifth Power Generation GDR	15,100	47,956
Gazprom ADR	421,036	13,031,065
LUKOIL ADR	187,068	10,999,598
LUKOIL ADR (London International Exchange)	27,664	1,649,466
Mobile TeleSystems ADR	70,100	3,926,301
Sberbank	878,392	1,510,834
±Surgutneftegaz ADR	336,052	1,784,795
=†TGK-5 GDR	6,230	6,118
		33,226,877

South Africa – 9.52%
±*†Adcock Ingram Holdings	49,997	203,343
±ArcelorMittal South Africa	306,772	6,189,228
±Barloworld	117,710	922,101
Gold Fields ADR	343,345	3,292,679
±Impala Platinum Holdings	153,939	3,141,813
±JD Group	550,074	2,012,767
±*JSE	162,430	1,071,822
±Sasol	121,822	5,198,194
Sasol ADR	75,000	3,186,750
±Standard Bank Group	321,864	3,698,618
±Steinhoff International Holdings	418,714	804,240
±Sun International	190,975	2,103,815
±Telkom	646,476	8,269,664
±*Tiger Brands	49,997	837,313
±*Tongaat Hulett Group	243,274	2,117,458
		43,049,805
Taiwan – 6.75%
±Cathay Financial Holding	2,027,747	2,793,075
±Evergreen Marine	8,911,000	4,058,314
±Formosa Chemicals & Fibre	2,255,330	3,904,191
±MediaTek	338,603	3,502,404
±President Chain Store	1,461,549	4,297,870
Siliconware Precision Industries ADR	101,000	582,770
±Taiwan Semiconductor Manufacturing	2,324,245	3,888,174
±United Microelectronics	7,517,461	2,415,375
*United Microelectronics ADR	628,254	1,225,095
±Walsin Lihwa	14,272,000	3,869,993
		30,537,261
Thailand – 1.98%
±Bangkok Bank	724,224	2,216,255
Charoen Pokphand Foods-Foreign	3,079,700	368,837
PTT Exploration & Production-Foreign	587,900	2,202,458
±Siam Cement NVDR	1,101,493	4,189,186
		8,976,736
Turkey – 4.22%
±Alarko Gayrimenkul Yatirim Ortakligi	29,369	348,192
±Alarko Holding	1,107,963	1,894,345
±Haci Omer Sabanci Holding	350,000	1,308,894
±Turk Sise ve Cam Fabrikalari	1,719,608	2,091,007
±*Turkcell Iletisim Hizmet	414,125	2,513,969
Turkcell Iletisim Hizmet ADR	241,000	3,612,590
±Turkiye Is Bankasi Class C	1,364,084	5,626,058
±*Yazicilar Holding Class A	353,282	1,712,817
		19,107,872

United Kingdom – 0.85%
±Anglo American	85,826	2,903,616
±Griffin Mining	1,846,472	787,794
±†Mwana Africa	470,093	142,880
		3,834,290
United States – 1.18%
ConocoPhillips	64,600	4,731,950
†HLS Systems International	145,100	616,675
		5,348,625
Total Common Stock (cost $550,479,993)		426,225,035

Preferred Stock – 4.47%
Brazil – 2.47%
Banco do Estado do Rio Grande do Sul Class B	371,100	1,256,379
Braskem Class A	324,568	1,757,465
Cia Vale do Rio Doce Class A	461,280	7,832,691
LA Fonte Participacoes	1,228,595	329,399
		11,175,934
Republic of Korea – 1.45%
±CJ	31,500	537,811
±CJ Cheiljedang	17,300	869,937
±Hyundai Motor	76,342	1,647,536
±Samsung Electronics	11,195	3,530,203
		6,585,487
Russia – 0.55%
Transneft	3,534	2,473,800
		2,473,800
Total Preferred Stock (cost $25,457,671)		20,235,221

Participation Notes – 0.62%
=#Lehman Indian Oil CW LEPO 144A	100,339	589,852
=#Lehman Oil & Natural Gas CW LEPO 144A	146,971	2,192,319
Total Participation Notes (cost $4,952,197)		2,782,171
	Principal
	Amount
≠Discount Note – 0.00%
Federal Home Loan Bank 0.10% 10/1/08	$7,903	7,903
Total Discount Note (cost $7,903)		7,903

Repurchase Agreement** – 0.03%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $113,097
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $115,426)	113,097	113,097
Total Repurchase Agreement (cost $113,097)		113,097

Total Value of Securities Before Securities Lending Collateral – 99.33%
(cost $581,010,861)		449,363,427
	Number of
	Shares
Securities Lending Collateral*** – 5.68%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,689,958	25,689,958
Total Securities Lending Collateral (cost $25,689,958)		25,689,958

Total Value of Securities – 105.01%
(cost $606,700,819)		475,053,385	©

Obligation to Return Securities Lending Collateral*** – (5.68%)		(25,689,958)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.67%		3,045,291
Net Assets Applicable to 28,892,544 Shares Outstanding – 100.00%		$452,408,718

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $2,836,245, which represented 0.63% of the Series' net assets. See Note 1 in “Notes.”
±Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $204,529,507, which represented 45.21% of the Series’ net assets. See Note 1 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $11,343,951, which represented 2.51% of the Series’ net assets. See Note 5 in “Notes.”
*Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©Includes $23,803,230 of securities loaned.
** See Note 1 in “Notes.”
*** See Note 4 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR– Global Depositary Receipts
LEPO– Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Emerging Markets Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various series within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$607,407,816
Aggregate unrealized appreciation	34,431,000
Aggregate unrealized depreciation	(166,785,431)
Net unrealized depreciation	$(132,354,431)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$264,598,905
Level 2	207,672,309
Level 3	2,782,171
Total	$475,053,385

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$86,134,287
Net realized gain	119,408
Net change in unrealized
depreciation	(21,536,928)
Net purchases, sales and settlements	(5,987,790)
Net transfers in/and or out of Level 3	(55,946,806)
Balance as of 9/30/08	$2,782,171

Net change in unrealized
depreciation from
investments still held as of 9/30/08	$(3,853,790)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at September 30, 2008.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $23,803,230, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Growth Opportunities Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 95.13%
Basic Industry/Capital Goods – 10.67%
Agrium	6,400	$358,912
†First Solar	1,400	264,474
Flowserve	4,000	355,080
Joy Global	8,200	370,148
†Mettler-Toledo International	3,600	352,800
Precision Castparts	5,100	401,778
†Quanta Services	17,700	478,077
Roper Industries	11,600	660,736
		3,242,005
Business Services – 7.03%
†Concur Technologies	16,100	615,986
Dun & Bradstreet	2,700	254,772
Expeditors International Washington	13,100	456,404
†Iron Mountain	12,900	314,889
†Fiserv	10,400	492,128
		2,134,179
Consumer Durables – 1.53%
†LKQ	27,300	463,281
		463,281
Consumer Non-Durables – 13.52%
†Amazon.com	7,800	567,528
†Dollar Tree	17,400	632,664
Flowers Foods	25,950	761,892
Guess	17,400	605,346
PETsMART	18,600	459,606
†*Urban Outfitters	33,900	1,080,393
		4,107,429
Consumer Services – 4.33%
Burger King Holdings	18,900	464,184
†DISH Network Class A	15,500	325,500
Host Hotels & Resorts	8,639	114,812
International Game Technology	15,400	264,572
†*Wynn Resorts	1,800	146,952
		1,316,020
Energy – 10.35%
†Cameron International	10,000	385,400
†Core Laboratories	7,100	719,372
†Geophysique-Veritas ADR	11,100	352,869
Helmerich & Payne	11,500	496,685
†National Oilwell Varco	15,300	768,519
Smith International	7,200	422,208
		3,145,053
Financials – 5.68%
†Affiliated Managers Group	3,800	314,830
†Interactive Brokers Group Class A	16,300	361,371
†IntercontinentalExchange	1,300	104,884
Invesco	15,500	325,190
*People's United Financial	20,800	400,400
T. Rowe Price Group	4,100	220,211
		1,726,886

Health Care – 21.54%
†Abraxis BioScience	11,849	817,107
†Affymetrix	39,900	308,826
Allergan	6,900	355,350
†Biogen Idec	19,700	990,713
†Celera	29,300	452,685
†*OSI Pharmaceuticals	17,900	882,291
Perrigo	15,700	603,822
Quest Diagnostics	10,400	537,368
†Regeneron Pharmaceuticals	12,000	261,960
†*ResMed	13,800	593,400
†*Sepracor	40,400	739,724
		6,543,246
Technology – 18.18%
†American Tower Class A	13,000	467,610
†ANSYS	19,900	753,613
†*Atheros Communications	25,100	591,858
†*Equinix	5,800	402,868
†F5 Networks	23,400	547,092
†Juniper Networks	13,600	286,552
†*Microsemi	27,500	700,700
†*Omniture	27,600	506,736
†*Polycom	15,200	351,576
†*salesforce.com	9,300	450,120
†Sybase	15,100	462,362
		5,521,087
Transportation – 2.30%
Hunt (J.B.) Transport Services	20,900	697,433
		697,433
Total Common Stock (cost $28,385,599)		28,896,619

	Principal
	Amount
≠Discount Note – 0.38%
Federal Home Loan Bank 0.10% 10/1/08	$114,495	114,495
Total Discount Note (cost $114,495)		114,495

Repurchase Agreements** – 5.39%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $1,638,515
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $1,672,250)	1,638,508	1,638,508
Total Repurchase Agreements (cost $1,638,508)		1,638,508

Total Value of Securities Before Securities Lending Collateral – 100.90%
(cost $30,138,602)		30,649,622

	Number of
	Shares
Securities Lending Collateral*** – 16.99%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,160,927	5,160,927
Total Securities Lending Collateral (cost $5,160,927)		5,160,927

Total Value of Securities – 117.89%
(cost $35,299,529)		35,810,549 ©
Obligation to Return Securities Lending Collateral*** – (16.99%)		(5,160,927)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.90%)		(272,703)
Net Assets Applicable to 2,018,334 Shares Outstanding – 100.00%		$30,376,919

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $4,992,810 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust - Delaware VIP® Growth Opportunities Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$35,532,523
Aggregate unrealized appreciation	3,098,882
Aggregate unrealized depreciation	(2,820,856)
Net unrealized appreciation	$ 278,026

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$ 35,696,054
Level 2	114,495
Level 3	-
Total	$35,810,549

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $4,992,810, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series' 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP High Yield Series

September 30, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bond – 0.19%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$940,000	$618,050
Total Convertible Bond (cost $721,920)		618,050

Corporate Bonds – 87.59%
Basic Industry – 10.20%
California Steel Industries 6.125% 3/15/14	1,120,000	921,200
Domtar 7.125% 8/15/15	920,000	851,000
#Evraz Group 144A 9.50% 4/24/18	3,530,000	2,559,250
Freeport McMoRan Copper & Gold 8.25% 4/1/15	2,858,000	2,811,448
Georgia-Pacific
7.70% 6/15/15	600,000	552,000
8.875% 5/15/31	1,235,000	1,080,625
9.50% 12/1/11	430,000	427,850
Innophos 8.875% 8/15/14	1,690,000	1,698,450
#Innophos Holding 144A 9.50% 4/15/12	970,000	984,550
#MacDermid 144A 9.50% 4/15/17	2,837,000	2,397,265
Momentive Performance Materials 9.75% 12/1/14	2,470,000	1,963,650
NewPage 10.00% 5/1/12	2,275,000	2,047,500
•Noranda Aluminum Acquisition 6.828% 5/15/15	1,415,000	1,082,475
Norske Skog Canada 8.625% 6/15/11	1,240,000	985,800
•P=@Port Townsend 10.056% 8/27/12	533,400	528,066
Potlatch 13.00% 12/1/09	2,078,000	2,251,972
#Rock-Tenn 144A 9.25% 3/15/16	1,090,000	1,111,800
Rockwood Specialties Group 7.50% 11/15/14	1,375,000	1,313,125
#Ryerson 144A
•10.176% 11/1/14	1,805,000	1,480,100
12.00% 11/1/15	70,000	59,850
#Sappi Papier Holding 144A 6.75% 6/15/12	2,805,000	2,217,681
#Severstal 144A 9.75% 7/29/13	995,000	820,875
#Steel Dynamics 144A 7.75% 4/15/16	1,845,000	1,651,275
#Vedanta Resources 144A 9.50% 7/18/18	1,280,000	1,092,992
•Verso Paper Holdings 6.551% 8/1/14	655,000	543,650
		33,434,449
Brokerage – 0.25%
LaBranche 11.00% 5/15/12	870,000	822,150
		822,150
Capital Goods – 6.82%
BWAY 10.00% 10/15/10	2,451,000	2,389,725
CPG International 10.50% 7/1/13	1,012,000	693,220
DRS Technologies 7.625% 2/1/18	2,140,000	2,247,000
Graham Packaging
8.50% 10/15/12	905,000	841,650
*9.875% 10/15/14	1,745,000	1,526,875
Graphic Packaging International 9.50% 8/15/13	2,720,000	2,475,199
Greenbrier 8.375% 5/15/15	1,960,000	1,695,400
Intertape Polymer 8.50% 8/1/14	837,000	709,358
*Iron Mountain
6.625% 1/1/16	875,000	826,875
8.00% 6/15/20	840,000	810,600
#Moog 144A 7.25% 6/15/18	975,000	940,875
*NXP BV Funding 9.50% 10/15/15	939,000	485,933
Owens Brockway Glass Container 6.75% 12/1/14	1,465,000	1,399,075
Thermadyne Holdings 10.00% 2/1/14	1,890,000	1,804,950
Vitro 11.75% 11/1/13	1,725,000	1,492,125
Vought Aircraft Industries 8.00% 7/15/11	2,295,000	2,008,125
		22,346,985
Consumer Cyclical – 9.76%
*Associated Materials 9.75% 4/15/12	1,725,000	1,707,750
Centex
*4.55% 11/1/10	1,040,000	925,600
5.125% 10/1/13	434,000	345,030

*Denny's Holdings 10.00% 10/1/12	525,000	480,375
*Dollar General 10.625% 7/15/15	2,565,000	2,539,350
DR Horton
6.00% 4/15/11	570,000	513,000
7.875% 8/15/11	1,715,000	1,552,075
*Ford Motor 7.45% 7/16/31	4,098,000	1,782,630
Ford Motor Credit 7.80% 6/1/12	3,300,000	2,050,485
*General Motors
7.20% 1/15/11	3,650,000	2,153,500
8.375% 7/15/33	1,822,000	737,910
Goodyear Tire & Rubber 9.00% 7/1/15	935,000	930,325
Lear 8.75% 12/1/16	3,047,000	2,132,900
Levi Strauss 9.75% 1/15/15	970,000	814,800
M/I Homes 6.875% 4/1/12	770,000	619,850
Mobile Mini 6.875% 5/1/15	1,025,000	896,875
*Neiman Marcus Group 10.375% 10/15/15	3,525,000	2,969,812
Ryland Group
5.375% 5/15/12	30,000	24,600
6.875% 6/15/13	1,930,000	1,621,200
*Sally Holdings 10.50% 11/15/16	1,720,000	1,642,600
*Tenneco 8.625% 11/15/14	2,300,000	1,840,000
Toll
*8.25% 2/1/11	2,390,000	2,306,350
8.25% 12/1/11	600,000	579,000
#TRW Automotive 144A 7.00% 3/15/14	1,010,000	838,300
		32,004,317
Consumer Non-Cyclical – 2.88%
ACCO Brands 7.625% 8/15/15	865,000	666,050
*Chiquita Brands International 8.875% 12/1/15	2,125,000	1,731,875
*Constellation Brands 8.125% 1/15/12	1,775,000	1,730,625
Del Monte
6.75% 2/15/15	480,000	434,400
8.625% 12/15/12	385,000	383,075
*Jarden 7.50% 5/1/17	1,939,000	1,623,913
National Beef Packing 10.50% 8/1/11	1,215,000	1,215,000
Tysons Foods 7.35% 4/1/16	935,000	776,050
Visant Holding 8.75% 12/1/13	970,000	894,825
		9,455,813
Energy – 14.51%
AmeriGas Partners 7.125% 5/20/16	1,773,000	1,595,700
Chesapeake Energy
6.375% 6/15/15	1,260,000	1,130,850
6.625% 1/15/16	497,000	448,543
Complete Production Service 8.00% 12/15/16	870,000	830,850
Compton Petroleum Finance 7.625% 12/1/13	2,933,000	2,588,372
#Connacher Oil & Gas 144A 10.25% 12/15/15	2,480,000	2,393,200
#Copano Energy 144A 7.75% 6/1/18	955,000	840,400
Dynergy Holdings 7.75% 6/1/19	4,795,000	3,859,974
El Paso
6.875% 6/15/14	836,000	775,198
7.00% 6/15/17	795,000	714,199
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,013,000	1,030,861
Energy Partners 9.75% 4/15/14	940,000	695,600
Ferrellgas Finance Escrow 6.75% 5/1/14	1,494,000	1,225,080
Frontier Oil 8.50% 9/15/16	785,000	759,488
Geophysique-Veritas
7.50% 5/15/15	307,000	294,720
7.75% 5/15/17	1,432,000	1,367,560
#Helix Energy Solutions 144A 9.50% 1/15/16	2,150,000	2,021,000
#Hilcorp Energy I 144A
7.75% 11/1/15	1,519,000	1,313,935
9.00% 6/1/16	1,175,000	1,075,125
Inergy Finance
6.875% 12/15/14	1,096,000	964,480
*8.25% 3/1/16	819,000	757,575
International Coal Group 10.25% 7/15/14	1,925,000	1,727,688
#Key Energy Services 144A 8.375% 12/1/14	1,095,000	1,056,675
Mariner Energy 8.00% 5/15/17	1,928,000	1,638,800
MarkWest Energy Partners 8.75% 4/15/18	1,740,000	1,661,700

Massey Energy 6.875% 12/15/13	2,150,000	1,956,500
OPTI Canada
7.875% 12/15/14	750,000	667,500
8.25% 12/15/14	1,119,000	1,007,100
PetroHawk Energy
9.125% 7/15/13	1,683,000	1,590,435
#144A 7.875% 6/1/15	925,000	809,375
Petroleum Development 12.00% 2/15/18	1,155,000	1,114,575
Plains Exploration & Production
7.00% 3/15/17	1,261,000	1,103,375
7.625% 6/1/18	770,000	685,300
Range Resources 7.25% 5/1/18	895,000	850,250
Regency Energy Partners 8.375% 12/15/13	1,476,000	1,335,780
Whiting Petroleum 7.25% 5/1/13	2,954,000	2,754,604
Williams 7.50% 1/15/31	1,013,000	924,170
		47,566,537
Finance & Investments – 1.89%
•Hartford Financial Services Group 8.125% 6/15/38	940,000	801,883
Leucadia National 8.125% 9/15/15	967,000	945,243
LVB Acquisition 10.00% 10/15/17	1,712,000	1,754,800
#Nuveen Investments 144A 10.50% 11/15/15	2,795,000	2,166,125
Silicon Valley Bank 6.05% 6/1/17	605,000	525,207
		6,193,258
Media – 6.04%
CCO Holdings 8.75% 11/15/13	1,715,000	1,500,625
#Charter Communications Operating 144A 10.875% 9/15/14	5,190,000	5,060,249
#Clear Channel Communications 144A 10.75% 8/1/16	1,275,000	669,375
CSC Holdings
6.75% 4/15/12	735,000	677,119
#144A 8.50% 6/15/15	1,565,000	1,461,319
Dex Media West 9.875% 8/15/13	2,674,000	1,664,565
#DirecTV Holdings 144A 7.625% 5/15/16	985,000	896,350
#Expedia 144A 8.50% 7/1/16	900,000	814,500
Lamar Media
6.625% 8/15/15	1,070,000	890,776
*6.625% 8/15/15	950,000	790,875
#LBI Media 144A 8.50% 8/1/17	803,000	533,995
LIN Television 6.50% 5/15/13	885,000	694,725
Quebecor Media 7.75% 3/15/16	1,700,000	1,496,000
Univision Communications 7.85% 7/15/11	285,000	223,725
#Videotron 144A 9.125% 4/15/18	1,840,000	1,867,600
#XM Satellite Radio Holdings 144A 13.00% 8/1/13	955,000	568,225
		19,810,023
Real Estate – 0.51%
Host Hotels & Resorts 7.125% 11/1/13	1,875,000	1,678,125
		1,678,125
Services Cyclical – 9.02%
Aramark Services 8.50% 2/1/15	3,034,000	2,867,130
Cardtronics 9.25% 8/15/13	2,218,000	2,007,290
Corrections Corporation of America 6.25% 3/15/13	765,000	719,100
FTI Consulting 7.625% 6/15/13	3,187,000	3,262,690
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,295,000	1,572,075
Gaylord Entertainment
6.75% 11/15/14	645,000	545,025
8.00% 11/15/13	2,259,000	1,976,625
Global Cash Access 8.75% 3/15/12	1,403,000	1,241,655
Harrah's Operating
5.50% 7/1/10	580,000	437,900
#144A 10.75% 2/1/16	1,265,000	651,475
Hertz 8.875% 1/1/14	1,175,000	1,019,313
Hexion US Finance 9.75% 11/15/14	1,230,000	977,850
Kansas City Southern de Mexico 9.375% 5/1/12	1,792,000	1,836,800
*MGM MIRAGE 7.50% 6/1/16	2,195,000	1,613,325
Pinnacle Entertainment
8.25% 3/15/12	250,000	242,813
8.75% 10/1/13	1,465,000	1,410,063
#Pokagon Gaming Authority 144A 10.375% 6/15/14	2,901,000	2,951,767
#Rainbow National Services 144A 10.375% 9/1/14	150,000	153,750
Seabulk International 9.50% 8/15/13	825,000	862,125
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,195,000	1,111,147
8.03% 10/1/20	600,000	564,966
*Travelport 9.875% 9/1/14	1,885,000	1,545,700
		29,570,584

Services Non-Cyclical – 6.07%
*Advanced Medical Optics 7.50% 5/1/17	1,935,000	1,693,125
Alliance Imaging 7.25% 12/15/12	1,015,000	928,725
#Bausch & Lomb 144A 9.875% 11/1/15	2,925,000	2,786,063
Casella Waste Systems 9.75% 2/1/13	2,389,000	2,353,165
Community Health Systems 8.875% 7/15/15	1,845,000	1,761,975
CRC Health 10.75% 2/1/16	559,000	433,225
HCA 9.25% 11/15/16	5,040,000	4,913,999
HCA PIK 9.625% 11/15/16	583,000	555,308
•HealthSouth 9.133% 6/15/14	1,840,000	1,794,000
#Lender Processing Services 144A 8.125% 7/1/16	865,000	847,700
Select Medical 7.625% 2/1/15	2,260,000	1,841,900
		19,909,185
Technology & Electronics – 1.81%
•Freescale Semiconductor 6.694% 12/15/14	1,495,000	1,009,125
SunGard Data Systems
9.125% 8/15/13	1,951,000	1,765,655
10.25% 8/15/15	3,263,000	2,846,968
#144A 10.625% 5/15/15	330,000	311,850
		5,933,598
Telecommunications – 12.85%
P@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0
•Centennial Communications 8.541% 1/1/13	797,000	729,255
Cincinnati Bell 7.00% 2/15/15	965,000	815,425
Citizens Communications 7.125% 3/15/19	2,280,000	1,824,000
Cricket Communications 9.375% 11/1/14	3,837,000	3,587,595
#Digicel 144A 9.25% 9/1/12	2,749,000	2,735,255
GCI 7.25% 2/15/14	190,000	166,250
Hughes Network Systems/Finance 9.50% 4/15/14	1,733,000	1,689,675
ΩInmarsat Finance 10.375% 11/15/12	3,786,000	3,748,140
Intelsat Jackson Holdings 11.25% 6/15/16	4,388,000	4,289,269
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	695,000	639,400
Lucent Technologies 6.45% 3/15/29	1,529,000	940,335
MetroPCS Wireless 9.25% 11/1/14	4,440,000	4,173,599
#Nordic Telephone Holdings 144A 8.875% 5/1/16	1,108,000	1,013,820
Nortel Networks
•7.041% 7/15/11	624,000	419,640
10.75% 7/15/16	1,955,000	1,207,213
#144A 10.75% 7/15/16	110,000	67,925
*PAETEC Holding 9.50% 7/15/15	1,021,000	704,490
*Qwest Capital Funding 7.25% 2/15/11	1,966,000	1,848,040
Sprint Capital 8.375% 3/15/12	4,100,000	3,692,649
Sprint Nextel 6.00% 12/1/16	1,685,000	1,299,398
Time Warner Telecom Holdings 9.25% 2/15/14	928,000	863,040
#Vimpelcom 144A 9.125% 4/30/18	2,305,000	1,791,879
Virgin Media Finance 8.75% 4/15/14	2,390,000	2,019,550
Windstream 8.125% 8/1/13	1,937,000	1,849,835
		42,115,677
Utilities – 4.98%
AES
8.00% 10/15/17	1,212,000	1,099,890
#144A 8.00% 6/1/20	715,000	629,200
#144A 8.75% 5/15/13	576,000	581,760
Edison Mission Energy 7.625% 5/15/27	1,920,000	1,564,800
Elwood Energy 8.159% 7/5/26	1,834,494	1,690,145
Midwest Generation 8.30% 7/2/09	483,045	489,397
Mirant North America 7.375% 12/31/13	1,814,000	1,714,230
NRG Energy 7.375% 2/1/16	1,335,000	1,204,838
Orion Power Holdings 12.00% 5/1/10	1,605,000	1,564,875
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	6,363,000	5,774,422
		16,313,557
Total Corporate Bonds (cost $319,433,689)		287,154,258

«Senior Secured Loans – 1.67%
Ford Motor Term Tranche Loan B 7.588% 11/29/13	3,362,759	2,244,642
General Motors Term Tranche Loan B 6.378% 11/17/13	1,900,000	1,235,798
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14	2,060,000	2,008,500
Total Senior Secured Loans (cost $6,667,693)		5,488,940

	Number of
	Shares
Common Stock – 0.07%
P@=†Avado Brands	1,813	0
†BWAY Holding	17,300	202,929
†Century Communications	2,820,000	0
†Mirant	827	15,126
P@=†Port Townsend	1,905	19
Total Common Stock (cost $1,669,241)		218,074

Convertible Preferred Stock – 0.15%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	3,300	274,725
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	26,300	233,807
Total Convertible Preferred Stock (cost $797,723)		508,532

Preferred Stock – 0.03%
P@=Port Townsend	381	92,789
Total Preferred Stock (cost $377,190)		92,789

Warrants – 0.00%
P@=†Port Townsend	381	4
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	850	0
Total Warrants (cost $81,575)		4
	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.37%
Federal Home Loan Bank 0.10% 10/1/08	$1,213,656	1,213,656
Total Discount Note (cost $1,213,656)		1,213,656

Repurchase Agreement**– 5.30%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $17,368,443
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $17,726,041)	17,368,371	17,368,371
Total Repurchase Agreement (cost $17,368,371)		17,368,371

Total Value of Securities Before Securities Lending Collateral – 95.37%
(cost $348,331,058)		312,662,674
	Number of
	Shares
Securities Lending Collateral*** – 7.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	24,213,222	24,213,222
Total Securities Lending Collateral (cost $24,213,222)		24,213,222

Total Value of Securities – 102.76%
(cost $372,544,280)		336,875,896	©
Obligation to Return Securities Lending Collateral*** – (7.39%)		(24,213,222)
Receivables and Other Assets Net of Liabilities (See Notes) – 4.63%		15,177,545
Net Assets Applicable to 65,922,855 Shares Outstanding – 100.00%		$327,840,219

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $64,917,576, which represented 19.80% of the Series’ net assets. See Note 5 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2008, the aggregate amount of the restricted securities was $620,878 or 0.19% of the Series’ net assets. See Note 5 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of September 30, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $620,878, which represented 0.19% of the Series’ net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $620,878, which represented 0.19% of the Series’ net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $23,596,619 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust – Delaware VIP® High Yield Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$373,798,271
Aggregate unrealized appreciation	354,823
Aggregate unrealized depreciation	(37,277,198)
Net unrealized depreciation	$(36,922,375)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $43,176,348 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,963,415 expires in 2008, $18,082,790 expires in 2009, $4,569,135 expires in 2010 and $561,008 expires in 2015.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$41,799,648
Level 2	294,455,370
Level 3	620,878
Total	$336,875,896

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$1,485,766
Net change in unrealized
appreciation/depreciation	(1,699,370)
Net purchases, sales and settlements	834,482
Balance as of 9/30/08	$620,878

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/08	$(217,129)

3. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

The Series did not hold any interest rate or index swap contracts during the period.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2008, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended September 30, 2008, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

There were no open CDS contracts at September 30, 2008.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of the securities on loan was $23,596,619, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP International Value Equity Series

September 30, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.59%Δ
Australia – 4.51%
±Coca-Cola Amatil	367,968	$2,456,836
±Telstra	571,433	1,917,134
		4,373,970
Belgium – 0.63%
±*Dexia	56,427	616,266
		616,266
Canada – 3.05%
†CGI Group Class A	338,254	2,958,888
		2,958,888
Denmark – 2.17%
±Novo Nordisk Class B	40,615	2,105,217
		2,105,217
Finland – 1.97%
±Nokia	102,648	1,914,193
		1,914,193
France – 21.73%
±AXA	84,785	2,774,890
±*Compagnie de Saint-Gobain	29,757	1,539,011
±*France Telecom	74,640	2,093,251
±*Lafarge	15,748	1,657,785
±*Lagardere	31,556	1,422,176
±PPR	9,977	892,563
±*Publicis Groupe	77,933	2,454,218
±*Sanofi-Aventis	27,237	1,790,393
±Teleperformance	63,752	1,777,954
±*Total	47,604	2,891,427
±*Vallourec	8,368	1,805,309
		21,098,977
Germany – 5.72%
±Bayerische Motoren Werke	46,711	1,818,857
±Linde	17,213	1,843,133
±Metro	37,627	1,887,049
		5,549,039
Hong Kong – 2.12%
±*Techtronic Industries	2,237,859	2,056,066
		2,056,066
Italy – 1.95%
±Parmalat	802,686	1,894,357
		1,894,357

Japan – 16.73%
±Asahi Glass	182,000	1,599,968
±Canon	51,680	1,959,325
±*Don Quijote	113,700	2,033,721
±Mitsubishi UFJ Financial Group	266,368	2,322,904
±*NGK Spark Plug	166,000	1,616,117
±Ono Pharmaceutical	32,700	1,510,782
±*Round One	1,416	1,134,949
±*Terumo	37,500	1,956,257
±*Toyota Motor	49,445	2,113,996
		16,248,019
Mexico – 0.01%
†*Telemex Internacional ADR	1,100	14,300
		14,300
Netherlands – 4.26%
±ING Groep CVA	88,484	1,896,565
±Koninklijke Philips Electronics	82,585	2,240,346
		4,136,911
Norway – 1.44%
±†Petroleum Geo-Services	105,817	1,398,217
		1,398,217
Republic of Korea – 2.04%
±Samsung Electronics	4,317	1,978,270
		1,978,270
Singapore – 1.00%
±Singapore Airlines	97,000	974,452
		974,452
Sweden – 4.24%
±Ericsson Class B	211,800	2,011,072
±Nordea Bank	176,062	2,101,629
		4,112,701
Switzerland – 2.40%
±Novartis	44,323	2,333,586
		2,333,586
Taiwan – 2.46%
Chunghwa Telecom ADR	100,927	2,388,942
		2,388,942
United Kingdom – 18.16%
±AstraZeneca	51,213	2,241,777
±Barloworld	74,740	1,833,395
±BP	345,147	2,875,793
±Greggs	19,605	1,110,721
±Kesa Electricals	630,704	1,256,042
±National Grid	189,255	2,402,030
±Tomkins	874,035	2,440,177
±Vodafone Group	949,765	2,097,312
±WPP Group	169,351	1,370,454
		17,627,701
Total Common Stock (cost $114,365,780)		93,780,072

	Principal
	Amount
	(U.S. $)
Repurchase Agreement** – 2.36%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $2,295,604
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $2,342,868)	$2,295,594	2,295,594
Total Repurchase Agreement (cost $2,295,594)		2,295,594

≠Discount Note – 0.17%
Federal Home Loan Bank 0.10% 10/1/08	160,410	160,410
Total Discount Note (cost $160,410)		160,410

Total Value of Securities Before Securities Lending Income – 99.12%
(cost $116,821,784)		96,236,076

	Number of
	Shares
Securities Lending Collateral*** – 16.38%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,904,838	15,904,838
Total Securities Lending Collateral (cost $15,904,838)		15,904,838

Total Value of Securities – 115.50%
(cost $132,726,622)		112,140,914	©
Obligation to Return Securities Lending Collateral*** – (16.38%)		(15,904,838)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.88%		856,000
Net Assets Applicable to 10,242,229 Shares Outstanding – 100.00%		$97,092,076

ΔSecurities have been classified by country of origin.
±Security is being fair valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $88,417,942, which represented 91.07% of the Series’ net assets. See Note 1 in “Notes.”
*Fully or partially on loan.
**See Note 1 in “Notes.”
†Non income producing security.
©Includes $14,931,599 of securities loaned.
*** See Note 4 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® International Value Equity Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various series within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$133,189,327
Aggregate unrealized appreciation	5,001,879
Aggregate unrealized depreciation	(26,050,292)
Net unrealized depreciation	$(21,048,413)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$28,562,562
Level 2	88,578,352
Level 3	-
Total	$112,140,914

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$1,191,955
Net realized gain	4,087
Net change in unrealized
depreciation	(1,007,616)
Net purchases, sales and settlements	(33,894)
Net transfers in/and or out of Level 3	(154,532)
Balance as of 9/30/08	$-

Net change in unrealized
depreciation from
investments still held as of 9/30/08	$-

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at September 30, 2008.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $14,931,599, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP REIT Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 93.79%
Diversified REITs – 6.13%
*Vornado Realty Trust	291,901	$26,548,396
		26,548,396
Health Care REITs – 11.57%
*HCP	405,200	16,260,676
*Health Care REIT	200,300	10,661,969
Nationwide Health Properties	162,100	5,832,358
Senior Housing Properties Trust	219,800	5,237,834
*Ventas	244,600	12,088,132
		50,080,969
Hotel REITs – 3.75%
Hersha Hospitality Trust	332,790	2,475,958
*Host Hotels & Resorts	943,996	12,545,706
LaSalle Hotel Properties	41,200	960,784
Strategic Hotels & Resorts	34,400	259,720
		16,242,168
Industrial REITs – 4.74%
*AMB Property	123,455	5,592,512
*ProLogis	362,008	14,940,070
		20,532,582
Mall REITs – 14.41%
*General Growth Properties	360,400	5,442,040
*Macerich	219,600	13,977,540
*Simon Property Group	443,199	42,990,303
		62,409,883
Manufactured Housing REITs – 1.50%
Equity Lifestyle Properties	122,359	6,488,698
		6,488,698
Multifamily REITs – 13.80%
Apartment Investment & Management	103,300	3,617,566
*AvalonBay Communities	142,574	14,032,133
*BRE Properties	184,000	9,016,000
*Camden Property Trust	87,500	4,012,750
*Equity Residential	446,700	19,837,947
*Essex Property Trust	70,108	8,295,880
*Home Properties	16,700	967,765
		59,780,041
Office REITs – 13.41%
*Alexandria Real Estate Equities	76,296	8,627,552
*Boston Properties	235,100	22,019,465
Highwoods Properties	270,100	9,604,756
Kilroy Realty	75,600	3,612,924
*Mack-Cali Realty	229,400	7,769,778
*SL Green Realty	99,337	6,437,038
		58,071,513
Office/Industrial REITs – 3.63%
*Digital Realty Trust	124,800	5,896,800
*Liberty Property Trust	260,800	9,819,120
		15,715,920
Real Estate Operating Companies – 0.41%
*Marriott International Class A	67,400	1,758,466
		1,758,466

Self-Storage REITs – 4.23%
*Public Storage	185,100	18,326,751
		18,326,751
Shopping Center REITs – 11.91%
*Federal Realty Investment Trust	145,889	12,488,098
*Kimco Realty	461,700	17,055,198
Kite Realty Group Trust	180,996	1,990,956
Ramco-Gershenson Properties	227,900	5,109,518
Regency Centers	159,539	10,639,656
*Tanger Factory Outlet Centers	97,900	4,287,041
		51,570,467
Specialty REITs – 4.30%
†Corrections Corporate of America	149,800	3,722,530
*Entertainment Properties Trust	98,400	5,384,448
*Plum Creek Timber	190,900	9,518,274
		18,625,252
Total Common Stock (cost $425,152,740)		406,151,106
	Principal
	Amount
≠Discount Note – 0.41%
Federal Home Loan Bank 0.10% 10/1/08	$1,772,217	1,772,217
Total Discount Note (cost $1,772,217)		1,772,217

Repurchase Agreement** – 5.86%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $25,361,928
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $25,884,103)	25,361,822	25,361,822
Total Repurchase Agreement (cost $25,361,822)		25,361,822

Total Value of Securities Before Securities Lending Income – 100.06%
(cost $452,286,779)		433,285,145
	Number of
	Shares
Securities Lending Collateral*** – 15.82%
Investment Companies
Mellon GSL DBT II Collateral Fund	68,485,654	68,485,654
Total Securities Lending Collateral (cost $68,485,654)		68,485,654

Total Value of Securities – 115.88%
(cost $520,772,433)		501,770,799 ©
Obligation to Return Securities Lending Collateral*** – (15.82%)		(68,485,654)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(262,762)
Net Assets Applicable to 41,353,105 Shares Outstanding – 100.00%		$433,022,383

*Fully or partially on loan.
†Non income producing security.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $71,109,926 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® REIT Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$544,871,772
Aggregate unrealized appreciation	16,176,502
Aggregate unrealized depreciation	(59,277,475)
Net unrealized depreciation	$ (43,100,973)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$499,998,582
Level 2	1,772,217
Level 3	-
Total	$501,770,799

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $71,109,926, for which the Series received collateral, comprised of non-cash collateral valued at $4,860,800, and cash collateral of $68,485,654. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Select Growth Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 97.83%²
Basic Industry/Capital Goods – 2.75%
Newmont Mining	4,300	$166,668
Praxair	800	57,392
Yamana Gold	5,200	43,316
		267,376
Business Services – 12.41%
Corporate Executive Board	2,200	68,750
Expeditors International Washington	4,400	153,296
±†Hansen Transmissions	3,100	12,937
MasterCard Class A	2,400	425,591
Paychex	2,950	97,439
†Research in Motion	3,800	259,540
†Visa Class A	3,100	190,309
		1,207,862
Consumer Non-Durables – 6.01%
*†NetFlix	5,500	169,840
NIKE Class B	1,100	73,590
*†Peet's Coffee & Tea	2,700	75,384
Staples	3,900	87,750
*Whole Foods Market	8,900	178,267
		584,831
Consumer Services – 15.81%
*DineEquity	18,000	303,480
†eBay	12,600	281,988
Heartland Payment Systems	13,200	337,392
International Game Technology	3,400	58,412
*†MGM MIRAGE	7,413	211,271
Weight Watchers International	9,472	346,675
		1,539,218
Energy – 4.68%
†Core Laboratories	2,200	222,904
EnCana	1,000	65,730
EOG Resources	1,400	125,244
Suncor Energy	1,000	42,270
		456,148
Financials – 12.87%
†Affiliated Managers Group	900	74,565
Bank of New York Mellon	2,941	95,818
CME Group	1,350	501,538
†IntercontinentalExchange	5,900	476,012
optionsXpress Holdings	5,400	104,868
		1,252,801
Health Care – 13.48%
†Abiomed	5,400	95,850
Allergan	4,300	221,450
†Genentech	5,900	523,212
†Medco Health Solutions	1,900	85,500
UnitedHealth Group	12,400	314,836
†Zimmer Holdings	1,100	71,016
		1,311,864

Technology – 29.82%
†Apple	2,200	250,052
Blackbaud	5,100	94,095
†Crown Castle International	5,800	168,026
†Google Class A	550	220,286
†Intuit	7,100	224,431
†j2 Global Communications	10,500	245,175
QUALCOMM	11,000	472,670
†SBA Communications Class A	300	7,761
Seagate Technology	26,300	318,756
†Sun Microsystems	7,600	57,760
†Teradata	14,400	280,800
*†VeriFone Holdings	15,000	248,100
†VeriSign	12,100	315,568
		2,903,480
Total Common Stock (cost $10,807,734)		9,523,580

	Principal
	Amount
≠Discount Note – 0.07%
Federal Home Loan Bank 0.10% 10/1/08	$6,923	6,923
Total Discount Note (cost $6,923)		6,923

Repurchase Agreement** – 1.02%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $99,077
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $101,117)	99,077	99,077
Total Repurchase Agreement (cost $99,077)		99,077

Total Value of Securities Before Securities Lending Collateral – 98.92%
(cost $10,913,734)		9,629,580

	Number of
	Shares
Securities Lending Collateral*** – 9.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	912,390	912,390
Total Securities Lending Collateral (cost $912,390)		912,390

Total Value of Securities – 108.29%
(cost $11,826,124)		10,541,970	©
Obligation to Return Securities Lending Collateral***– (9.37%)		(912,390)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.08%		105,238
Net Assets Applicable to 1,190,541 Shares Outstanding – 100.00%		$9,734,818

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
±Security is being fair valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $12,937, which represented 0.13% of the Series’ net assets. See Note 1 in “Notes.”
*Fully or partially on loan.
** See Note 1 in “Notes.”
*** See Note 3 in “Notes.”
†Non income producing security.
©Includes $900,275 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Select Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various series within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$11,912,764
Aggregate unrealized appreciation	785,741
Aggregate unrealized depreciation	(2,156,535)
Net unrealized depreciation	$(1,370,794)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $46,081,432 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,026,554 expires in 2008; $30,958,389 expires in 2009; $10,812,739 expires in 2010; and $3,283,750 expires in 2011.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$10,535,047
Level 2	6,923
Level 3	-
Total	$10,541,970

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of the securities on loan was $900,275, for which the Series received collateral, comprised of non-cash collateral valued at $31,552, and cash collateral of $912,390. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Small Cap Value Series

September 30, 2008
	Number of
	Shares	Value
Common Stock – 93.95%
Basic Industry/Capital Goods – 8.65%
*AbitibiBowater	276,688	$1,070,783
*Albemarle	351,400	10,837,176
*Arch Coal	128,400	4,223,076
†*Crown Holdings	550,500	12,226,605
Cytec Industries	202,500	7,879,275
FMC	272,800	14,019,192
*Hercules	282,500	5,590,675
Kaiser Aluminum	116,400	4,999,380
*Texas Industries	125,500	5,127,930
*Valspar	338,300	7,540,707
		73,514,799
Business Services – 3.14%
Brink's	257,000	15,682,140
†*United Stationers	230,000	11,000,900
		26,683,040
Capital Spending – 8.17%
*Actuant Class A	434,100	10,956,684
†*Casella Waste Systems	211,200	2,479,488
†Colfax	74,800	1,249,908
†Gardner Denver	244,200	8,478,624
Harsco	218,700	8,133,453
*Insteel Industries	311,300	4,230,567
*Mueller Water Products Class B	271,584	1,765,296
*Regal Beloit	141,400	6,012,328
*Timken	282,500	8,008,875
*Wabtec	105,500	5,404,765
*Walter Industries	267,400	12,688,130
		69,408,118
Consumer Cyclical – 1.20%
*MDC Holdings	278,300	10,182,997
		10,182,997
Consumer Services – 13.56%
Advance Auto Parts	201,100	7,975,626
*AH Belo Class A	78,800	406,608
*Belo Class A	646,700	3,854,332
Cato Class A	586,800	10,298,340
†*CEC Entertainment	270,500	8,980,600
†*Dollar Tree Stores	404,500	14,707,620
†*Genesco	182,700	6,116,796
†*Jack in the Box	283,700	5,986,070
*Men's Wearhouse	273,200	5,802,768
*Meredith	117,600	3,297,504
*PETsMART	302,400	7,472,304
*Ross Stores	330,200	12,154,662
*Stage Stores	402,825	5,502,590
†*Warnaco Group	105,900	4,796,211
*Wolverine World Wide	267,150	7,068,789
†*Zale	432,500	10,812,500
		115,233,320

Consumer Staples – 1.63%
American Greetings Class A	374,000	5,718,460
Del Monte Foods	1,038,400	8,099,520
		13,817,980
Energy – 6.47%
†*Grey Wolf	1,124,700	8,750,166
†Hercules Offshore	382,790	5,803,096
†Newfield Exploration	332,000	10,620,680
*Southwest Gas	352,100	10,654,546
†Whiting Petroleum	269,100	19,176,066
		55,004,554
Financial Services – 23.69%
*Bank of Hawaii	294,200	15,724,990
Berkley (W.R.)	596,043	14,036,813
*Boston Private Financial Holdings	649,200	5,674,008
*Colonial BancGroup	1,033,800	8,125,668
*Community Bank System	139,800	3,515,970
*CVB Financial	296,300	4,118,570
*East West Bancorp	587,700	8,051,490
*First Midwest Bancorp	354,300	8,588,232
*Hancock Holding	222,900	11,367,900
*Harleysville Group	299,200	11,309,760
*Independent Bank	232,100	7,234,557
*Infinity Property & Casualty	254,300	10,477,160
*NBT Bancorp	392,100	11,731,632
Platinum Underwriters Holdings	472,600	16,767,847
Protective Life	322,900	9,205,879
*Provident Bankshares	554,200	5,381,282
*S&T Bancorp	126,500	4,658,995
*Selective Insurance Group	651,300	14,927,796
*StanCorp Financial Group	173,600	9,027,200
*Sterling Bancshares	1,080,500	11,291,225
*Sterling Financial	484,420	7,024,090
*Wesbanco	115,155	3,065,426
		201,306,490
Health Care – 5.05%
Hill-Rom Holdings	93,300	2,827,923
Service Corporation International	1,087,000	9,087,320
*STERIS	541,300	20,342,054
*Universal Health Services Class B	190,300	10,662,509
		42,919,806
Real Estate – 5.06%
*Ashford Hospitality Trust	672,100	2,722,005
Brandywine Realty Trust	566,433	9,079,921
*Education Realty Trust	393,300	4,357,764
*Highwoods Properties	320,200	11,386,312
*Washington Real Estate Investment Trust	423,000	15,494,490
		43,040,492
Technology – 11.95%
†*Bell Microproducts	536,200	965,160
†Brocade Communications Systems	665,100	3,870,882
†*Checkpoint Systems	336,500	6,332,930
†*Cirrus Logic	1,360,800	7,416,360
†Compuware	970,600	9,405,114
†Entegris	807,500	3,908,300
†Parametric Technology	574,300	10,567,120
†*Premiere Global Services	551,450	7,753,387
*QAD	358,500	2,480,820
†*Sybase	338,900	10,377,118
†Syniverse Holdings	469,300	7,795,073
†Synopsys	550,700	10,986,465
†*Tech Data	432,000	12,895,200
†*Vishay Intertechnology	1,034,200	6,846,404
		101,600,333

Transportation – 2.85%
*Alexander & Baldwin	318,700	14,032,361
†Kirby	191,100	7,250,334
†*Saia	222,800	2,958,784
		24,241,479
Utilities – 2.53%
*Black Hills	144,200	4,480,294
†El Paso Electric	489,200	10,273,200
*FairPoint Communications	243,100	2,107,677
*Otter Tail	151,800	4,664,814
		21,525,985
Total Common Stock (cost $791,120,428)		798,479,393
	Principal
	Amount
Repurchase Agreement** – 5.21%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $44,301,588
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $45,213,710)	$44,301,403	44,301,403
Total Repurchase Agreement (cost $44,301,403)		44,301,403

≠Discount Note – 0.37%
Federal Home Loan Bank 0.10% 10/01/08	3,095,665	3,095,665
Total Discount Note (cost $3,095,665)		3,095,665

Total Value of Securities Before Securities Lending Collateral – 99.53%
(cost $838,517,496)		845,876,461
	Number
	of Shares
Securities Lending Collateral*** – 18.22%
Investment Companies
Mellon GSL DBT II Collateral Fund	154,885,996	154,885,996
Total Securities Lending Collateral (cost $154,885,996)		154,885,996

Total Value of Securities – 117.75%
(cost $993,403,492)		1,000,762,457	©
Obligation to Return Securities Lending Collateral*** – (18.22%)		(154,885,996)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.47%		4,031,009
Net Assets Applicable to 34,553,995 Shares Outstanding – 100.00%		$849,907,470

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $156,502,299 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Small Cap Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$993,937,077
Aggregate unrealized appreciation	142,304,058
Aggregate unrealized depreciation	(135,478,678)
Net unrealized appreciation	$6,825,380

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$997,666,792
Level 2	3,095,665
Level 3	-
Total	$1,000,762,457

There were no Level 3 Securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $156,502,299, for which the Series received collateral, comprised of non-cash collateral valued at $8,955,996, and cash collateral of $154,885,996. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Trend Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 98.25%²
Basic Industry/Capital Goods – 11.41%
Bucyrus International Class A	116,000	$5,182,880
†Colfax	157,600	2,633,496
*Dynamic Materials	203,200	4,716,272
†Haynes International	91,500	4,284,945
†*Hexcel	305,800	4,186,402
†*Itron	62,900	5,568,537
*Kaydon	114,500	5,159,370
†Mettler-Toledo International	39,100	3,831,800
†*Middleby	87,100	4,730,401
		40,294,103
Business Services – 8.50%
†*Concur Technologies	186,100	7,120,186
†Emergency Medical Services Class A	210,900	6,301,692
EnergySolutions	259,000	2,590,000
†Geo Group	267,000	5,396,070
†Solera Holdings	300,300	8,624,616
		30,032,564
Consumer Non-Durables – 8.45%
†Aeropostale	189,300	6,078,423
†*Dick's Sporting Goods	45,500	890,890
†*Gymboree	96,100	3,411,550
†*J Crew Group	32,700	934,239
†*lululemon athletica	224,800	5,177,144
Penske Auto Group	153,100	1,756,057
†*Titan Machinery	249,500	5,192,095
†Tractor Supply	47,700	2,005,785
†Ulta Salon Cosmetics & Fragrance	198,400	2,634,752
†*Under Armour Class A	55,900	1,775,384
		29,856,319
Consumer Services – 5.18%
†BJ's Restaurants	157,400	1,879,356
†Cardtronics	485,400	3,815,244
†*Cenveo	481,600	3,703,504
†Chipotle Mexican Grill Class A	11,800	654,782
†RHI Entertainment	249,000	3,710,100
†*Texas Roadhouse Class A	335,900	3,019,741
†*Wynn Resorts	18,700	1,526,668
		18,309,395
Energy – 8.95%
†Atwood Oceanics	94,700	3,447,080
*Carbo Ceramics	126,350	6,520,924
†Core Laboratories	62,500	6,332,500
†ION Geophysical	388,000	5,505,720
†North American Energy Partners	270,800	2,808,196
†Parallel Petroleum	261,700	2,465,214
†T-3 Energy Services	75,400	2,798,848
†Tesco	82,400	1,725,456
		28,156,858
Financials – 3.63%
Hanover Insurance Group	110,700	5,039,064
†Investment Technology Group	118,600	3,608,998
Waddell & Reed Financial Class A	168,900	4,180,275
		12,828,337

Health Care – 26.41%
†Abraxis BioScience	138,749	9,568,131
†*Acadia Pharmaceuticals	627,320	1,681,218
†Affymetrix	389,700	3,016,278
†*Align Technology	306,400	3,318,312
†AMAG Pharmaceuticals	52,000	2,013,960
†Biodel	130,900	438,515
†Caraco Pharmaceutical Laboratories	110,100	1,377,351
†Cardiome Pharma	253,600	1,927,360
†Celera	147,000	2,271,150
†*Cepheid	103,600	1,432,788
†Cougar Biotechnology	114,800	3,833,172
†*Medarex	1,139,500	7,372,565
†Omrix Biopharmaceuticals	57,100	1,024,374
†*OSI Pharmaceuticals	205,700	10,138,953
†Par Pharmaceutical	176,300	2,166,727
Perrigo	72,700	2,796,042
†*Regeneron Pharmaceuticals	131,000	2,859,730
†Sepracor	535,900	9,812,329
†Syneron Medical	211,200	3,009,600
†United Therapeutics	148,500	15,617,744
†*Wright Medical Group	171,500	5,220,460
†*ZymoGenetics	358,300	2,386,278
		93,283,037
Technology – 22.42%
†ANSYS	207,071	7,841,779
†*Ariba	547,800	7,740,414
†*Art Technology Group	965,400	3,398,208
†*Atheros Communications	276,400	6,517,512
†Blue Coat Systems	232,500	3,299,175
†*Cavium Networks	435,700	6,134,656
†*Data Domain	425,800	9,482,566
†*F5 Networks	268,700	6,282,206
†*Microsemi	317,900	8,100,092
†*Omniture	319,500	5,866,020
†Polycom	168,500	3,897,405
†*salesforce.com	62,300	3,015,320
†TriQuint Semiconductor	886,000	4,243,940
†Vocus	98,700	3,351,852
		79,171,145
Transportation – 3.30%
*Hunt (J.B.) Transport Services	241,800	8,068,866
Knight Transportation	212,000	3,597,640
		11,666,506
Total Common Stock (cost $356,551,986)		347,045,344

	Principal
	Amount
Repurchase Agreement** – 2.03%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $7,164,413
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $7,311,921)	$7,164,383	7,164,383
Total Repurchase Agreement (cost $7,164,383)		7,164,383

≠Discount Note – 0.14%
Federal Home Loan Bank 0.10% 10/1/08	500,628	500,628
Total Discount Note (cost $500,628)		500,628

Total Value of Securities Before Securities Lending Collateral – 100.42%
(cost $364,216,997)		354,710,355

	Number of
	Shares
Securities Lending Collateral*** – 10.38%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,659,908	36,659,908
Total Securities Lending Collateral (cost $36,659,908)		36,659,908

Total Value of Securities – 110.80%
(cost $400,876,905)		391,370,263 ©
Obligation to Return Securities Lending Collateral*** – (10.38%)		(36,659,908)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.42%)		(1,486,658)
Net Assets Applicable to 14,518,662 Shares Outstanding – 100.00%		$353,223,697

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $36,043,856 of securities loaned.
≠The rate shown is the effective yield at the time of purchase

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Trend Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$402,938,768
Aggregate unrealized appreciation	45,338,530
Aggregate unrealized depreciation	(56,907,035)
Net unrealized deprecation	$ (11,568,505)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$390,869,635
Level 2	500,628
Level 3	-
Total	$391,370,263

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$3,658,240
Net change in unrealized
depreciation	(329,040)
Net transfers in and/or out of Level 3	(3,329,200)
Balance as of 9/30/08	$-

Net change in unrealized
depreciation from
investments still held as of 9/30/08	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securites on loan was $36,043,856, for which the Series received collateral, comprised of non-cash collateral valued at $811,200, and cash collateral of $36,659,908. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP U.S. Growth Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 98.47%²
Basic Industry/Capital Goods – 2.48%
Praxair	65,000	$4,663,100
		4,663,100
Business Services – 18.06%
Expeditors International Washington	145,000	5,051,800
*MasterCard Class A	48,000	8,511,840
†Research in Motion	85,300	5,825,990
United Parcel Service Class B	110,000	6,917,900
†*Visa Class A	125,000	7,673,750
		33,981,280
Consumer Non-Durables – 11.36%
Procter & Gamble	120,000	8,362,800
Staples	290,000	6,525,000
Walgreen	210,000	6,501,600
		21,389,400
Consumer Services – 9.17%
†eBay	275,000	6,154,500
International Game Technology	50,400	865,872
†*MGM MIRAGE	200,000	5,700,000
*Weight Watchers International	124,000	4,538,400
		17,258,772
Energy – 3.53%
EOG Resources	74,200	6,637,932
		6,637,932
Financials – 10.25%
*CME Group	27,000	10,030,770
†IntercontinentalExchange	114,900	9,270,132
		19,300,902
Health Care – 12.82%
Allergan	143,200	7,374,800
†Genentech	130,000	11,528,400
UnitedHealth Group	206,100	5,232,879
		24,136,079
Technology – 30.80%
†Apple	60,000	6,819,600
†Crown Castle International	193,600	5,608,592
†Google Class A	23,000	9,211,960
†Intuit	250,000	7,902,500
QUALCOMM	255,000	10,957,351
Seagate Technology	516,500	6,259,980
†Teradata	240,000	4,680,000
†*VeriSign	250,000	6,520,000
		57,959,983
Total Common Stock (cost $218,851,999)		185,327,448
	Principal
	Amount
≠Discount Note – 0.21%
Federal Home Loan Bank 0.10% 10/1/08	$390,705	390,705
Total Discount Note (cost $390,705)		390,705

Repurchase Agreements** – 2.97%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $5,591,326
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $5,706,446)	5,591,303	5,591,303
Total Repurchase Agreements (cost $5,591,303)		5,591,303

Total Value of Securities Before Securities Lending Collateral – 101.65%
(cost $224,834,007)		191,309,456

	Number of
	Shares
Securities Lending Collateral*** – 7.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,285,421	14,285,421
Total Securities Lending Collateral (cost $14,285,421)		14,285,421

Total Value of Securities – 109.24%
(cost $239,119,428)		205,594,877 ©
Obligation to Return Securities Lending Collateral*** – (7.59%)		(14,285,421)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.65%)		(3,108,752)
Net Assets Applicable to 29,288,887 Shares Outstanding – 100.00%		$188,200,704

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $13,826,867 of securities loaned.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® U.S. Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$239,737,251
Aggregate unrealized appreciation	4,739,253
Aggregate unrealized depreciation	(38,881,627)
Net unrealized depreciation	$ (34,142,374)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$205,204,172
Level 2	390,705
Level 3	-
Total	$205,594,877

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $13,826,867, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series' 15% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP Trust – Delaware VIP Value Series

September 30, 2008

	Number of
	Shares	Value
Common Stock – 98.56%
Consumer Discretionary – 9.96%
*Gap	887,200	$15,774,416
Limited Brands	961,500	16,653,180
Mattel	845,200	15,247,408
		47,675,004
Consumer Staples – 16.70%
Archer-Daniels-Midland	650,700	14,256,837
Heinz (H.J.)	295,700	14,758,387
Kimberly-Clark	277,000	17,960,680
Kraft Foods Class A	574,500	18,814,875
Safeway	595,400	14,122,888
		79,913,667
Energy – 10.28%
Chevron	218,200	17,997,136
ConocoPhillips	239,400	17,536,050
Marathon Oil	342,700	13,663,449
		49,196,635
Financials – 8.93%
Allstate	395,700	18,249,684
Discover Financial Services	1,132,900	15,656,678
Hartford Financial Services Group	214,700	8,800,553
		42,706,915
Health Care – 20.70%
Bristol-Myers Squibb	792,800	16,529,880
Johnson & Johnson	280,100	19,405,327
Merck	462,300	14,590,188
Pfizer	862,700	15,908,188
Quest Diagnostics	344,100	17,779,647
Wyeth	402,000	14,849,880
		99,063,110
Industrials – 6.70%
Donnelley (R.R.) & Sons	606,500	14,877,445
Waste Management	545,500	17,177,795
		32,055,240
Information Technology – 12.36%
Intel	766,600	14,358,418
International Business Machines	138,600	16,210,656
Motorola	2,023,300	14,446,362
Xerox	1,227,100	14,148,463
		59,163,899
Materials – 3.29%
duPont (E.I.) deNemours	390,400	15,733,120
		15,733,120
Telecommunications – 6.14%
AT&T	502,924	14,041,638
Verizon Communications	477,500	15,322,975
		29,364,613
Utilities – 3.50%
*Progress Energy	387,800	16,725,814
		16,725,814
Total Common Stock (cost $501,484,660)		471,598,017

	Principal
	Amount
≠Discount Note – 0.11%
Federal Home Loan Bank 0.10% 10/1/08	$ 516,761	516,761
Total Discount Note (cost $516,761)		516,761

Repurchase Agreement** – 1.54%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $7,395,282
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $7,547,543)	7,395,251	7,395,251
Total Repurchase Agreement (cost $7,395,251)		7,395,251

Total Value of Securities Before Securities Lending Collateral – 100.21%
(cost $509,396,672)		479,510,029

	Number of
	Shares
Securities Lending Collateral*** – 3.12%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,916,682	14,916,682
Total Securities Lending Collateral (cost $14,916,682)		14,916,682

Total Value of Securities – 103.33%
(cost $524,313,354)		494,426,711 ©
Obligation to Return Securities Lending Collateral*** – (3.12%)		(14,916,682)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(1,002,196)
Net Assets Applicable to 32,225,759 Shares Outstanding – 100.00%		$ 478,507,833

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $13,812,214 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP® Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Series may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$ 525,384,383
Aggregate unrealized appreciation	28,865,204
Aggregate unrealized depreciation	(59,822,876)
Net unrealized depreciation	$ (30,957,672)

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $2,577,642 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,097,656 expires in 2009 and $1,479,986 expires in 2010.

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$493,909,950
Level 2	516,761
Level 3	–
Total	$494,426,711

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $13,812,214, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: